   As filed with the Securities and Exchange Commission on January 27, 2003

                                                       Registration Nos. 2-81149
                                                                        811-3636
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|

                       POST-EFFECTIVE AMENDMENT No. 27                       |X|

                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |_|


                              AMENDMENT No. 28                               |X|
                        (Check appropriate box or boxes)


                            ------------------------

                   The Guardian Variable Contract Funds, Inc.

                   (Formerly THE GUARDIAN STOCK FUND, INC.)
               (Exact Name of Registrant as Specified in Charter)
                 7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (212) 598-8359

                            ------------------------


                          Richard T. Potter, Jr., Esq.
                          c/o The Guardian Insurance &
                              Annuity Company, Inc
                                7 Hanover Square
                            New York, New York 10004
                     (Name and Address of Agent for Service)


                            ------------------------

      It is proposed that this filing will become effective (check appropriate box):


            |X| immediately upon filing pursuant to paragraph (b) of Rule 485

            | | on (date) pursuant to paragraph (b) of Rule 485

            |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

            | | on (date) pursuant to paragraph (a)(1) of Rule 485

            | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485

            |_| on (date) pursuant to paragraph (a)(2) of Rule 485.


      If appropriate, check the following box:

            |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

================================================================================

PROSPECTUS

January 28, 2003


THE GUARDIAN VC UBS LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE

THE GUARDIAN VC UBS LARGE CAP VALUE FUND seeks to maximize total return, consisting of capital appreciation and current income.
------------------------------------------------------------------------------

AVAILABILITY OF THE FUND

Shares of the Fund are offered to the public only through ownership of variable annuity contracts and variable life insurance policies issued by The Guardian Insurance & Annuity Company, Inc.

   AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE
   COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S
   SHARES, NOR HAS THE COMMISSION DETERMINED THAT THIS
   PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE
   TO STATE OTHERWISE.

   SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
   GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION,
   ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE
   CORPORATION, THE NATIONAL CREDIT UNION ASSOCIATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY,
   AND INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE
   PRINCIPAL AMOUNT INVESTED.

THE GUARDIAN VC UBS LARGE CAP VALUE FUND                           PROSPECTUS  1

LARGE MARKET
CAPITALIZATION
Large market capitalization companies are generally those companies with market capitalizations larger than: (1) USD $6 billion or (2) the lowest market capitalization within the Russell 1000 Value Index, whichever is lower at the time of purchase. A company's "market capitalization" is determined by multiplying the current market price of a share of the company's stock by the total number of shares outstanding. As of May 31, 2002, the lowest market capitalization within the Russell 1000 Value Index was $1.3 billion.


THE FUND'S PRINCIPAL INVESTMENT STRATEGIES


Normally, at least 80% of the value of the Fund's net assets is invested in equity securities issued by companies with a large market capitalization at the time of purchase. Large market capitalization companies are generally those companies with market capitalizations larger than: (1) USD $6 billion or (2) the lowest market capitalization within the Russell 1000 Value Index, whichever is lower at the time of purchase. A company's "market capitalization" is determined by multiplying the current market price of a share of the company's stock by the total number of shares outstanding. Investments in equity securities may include dividend-paying securities, common stock, preferred stock, and convertible securities. Convertible securities are described in the section called Risks and Special Investment Techniques. The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of the fund's net assets in large capitalization equity securities.


The Fund normally invests in companies whose stock prices, in the investment adviser's opinion, do not reflect the company's full value. These expectations are based on the investment adviser's assessment of a company's ability to generate profit and grow the business in the future. The investment adviser's definition of "fundamental value" is the investment adviser's assessment of what a stock is worth and "market price" is the price that investors will pay to acquire a particular asset in the investment marketplace today. For each stock under analysis, the investment adviser estimates a fundamental value based upon detailed economic, industry and company analysis, and upon consideration of each company's management team, competitive advantage and core competencies, including structure and global integration. The investment adviser's on-site company visits examine the characteristics of each company (i.e., balance sheet fundamentals, culture, productivity, pricing, etc.), and the investment adviser determines which companies, in its opinion, offer attractive valuation. These value estimates are then compared to current market prices and ranked against the other stocks in the investment adviser's valuation universe. Portfolios are constructed by focusing on those stocks that rank in the top 20% of the valuation output.

The investment adviser's investment research combines both top-down and bottom-up analyses. The top-down analysis seeks to identify broad economic and market shaping trends that influence security prices. These encompass both long-term and short-term economic factors and market-shaping themes, ranging from global interest rate and inflation estimates to strategic sector and industry developments. The investment adviser seeks to identify broad trends that will affect the investment landscape and to take advantage of them before other investors do. The bottom-up analysis includes researching the very specific factors that affect the cash flows of potential investments around the world. This research is integrated around the world, giving the investment adviser the ability to take

 2 PROSPECTUS                           THE GUARDIAN VC UBS LARGE CAP VALUE FUND
advantage of a wide array of investment opportunities. Research teams are located in all of the world's major financial markets and utilize a consistent framework for researching and analyzing investments. The teams rank investment opportunities found in the global marketplace and evaluate the most likely risk and return scenarios that will occur within and across their focused sets of potential investments.

After the research teams identify opportunities, the investment adviser's investment specialists select securities taking into account both the potential return as well as the potential risks inherent in each investment. For each new security considered, the investment adviser undertakes a detailed analysis of how the security will affect overall portfolio composition, which involves evaluating absolute risk as well as the risk relative to the appropriate benchmark. The investment adviser's dedicated risk analysis team uses risk analysis tools to augment the evaluation of investment risks. Working with this team, the investment specialists select investments and determine the weights those investments will be given within the portfolios. The Fund's risk is carefully monitored, with consideration given to market sensitivity, common risk factor exposures (e.g., size, stock price, momentum), industry weightings and individual stock selection. The Fund attempts to ensure that investment decisions are implemented in a timely and cost-effective manner.

The Fund will invest primarily in companies with large market capitalizations as defined above; however, it may also invest no more than 20% of its assets in securities that fall outside of the definition. In addition, if movement in the market price causes a security to change from one classification to another, the security is not required to be sold from the Fund's portfolio.

The Fund may also invest up to 20% of its net assets in foreign issuers. Within this overall limit, the Fund intends to diversify among countries, but reserves the right to invest a substantial portion of its assets in one or a few countries if economic and business conditions warrant such investments. The Fund may use forward foreign currency exchange contracts, enter into contracts for the purchase or sale for future delivery of foreign currencies or purchase and write put and call options on foreign currencies to try to manage the Fund's exposure to changes in currency exchange rates.

Benchmarks are indices comprised of securities that serve as standards of measurement for making risk and performance comparisons to actively managed investment portfolios. The Fund's benchmark, Russell 1000 Value Index, plays an important role in the investment adviser's investment process. The Fund's investment adviser attempts to add value by employing various strategies of overweighting and underweighting broad country, sector and other factors such as market capitalization, volatility and earnings yield relative to the benchmark. The investment adviser's risk management

THE GUARDIAN VC UBS LARGE CAP VALUE FUND                           PROSPECTUS  3
team utilizes tools to help ensure that during the portfolio construction process, unintended risks relative to the benchmark are mitigated.

As a temporary defensive strategy, the Fund may invest some or all of its assets in cash or cash equivalents. To the extent the Fund assumes a temporary defensive position, it may not achieve its investment objective during that time.

For more information on futures, options and forward foreign currency exchange contracts, see Risks and Special Investment Techniques.

THE PRINCIPAL RISKS OF INVESTING IN THE FUND


As with all mutual funds, the value of your investment could decline so you could lose money. The Fund is subject to the general risks of investing in the stock markets, which include the risk that share prices of the securities in its portfolio can be driven down gradually or sharply by general conditions in the stock markets, or by the performance of an individual company or industry. You should be aware that the performance of different types of equity securities may decline under varying market conditions--for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen and vice versa.


The Fund could also be subject to the risks of foreign investing to the extent that its portfolio may be invested overseas. Foreign investments may be affected by political, social and economic developments abroad, differences in auditing and other financial standards, and greater volatility. When the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates, and the risk that a foreign government could regulate foreign exchange transactions.

More detailed information about equity risk and risks of foreign investing appears in the section called Risks and Special Investment Techniques.

HOW THE FUND HAS PERFORMED

There is no performance information provided for the Fund because the Fund does not have performance history as of the date of this Prospectus.

 4 PROSPECTUS                           THE GUARDIAN VC UBS LARGE CAP VALUE FUND

----------------------------------
NOTES


(1) Based on estimated expenses for the current fiscal year.

EXAMPLE


The example on the right allows you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life insurance policy. Please refer to the prospectus for the variable annuity contract or variable life insurance policy that offers the Fund for information regarding fees and charges relating to the contract or policy.


The example assumes:


- you invest $10,000 at the start of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses do not change.


FEES AND EXPENSES


The following tables describe the fees and expenses you may pay if you buy and hold shares of the Fund. Please refer to the prospectus for the variable annuity contract or variable life insurance policy that offers the Fund for information regarding fees and charges relating to the contract or policy.

FEES YOU PAY DIRECTLY

  MAXIMUM SALES            MAXIMUM DEFERRED SALES
  CHARGE TO BUY        CHARGE TO SELL SHARES, AS A %
SHARES, AS A % OF    OF THE ORIGINAL PURCHASE PRICE OR
THE OFFERING PRICE   SALE PROCEEDS, WHICHEVER IS LOWER
--------------------------------------------------------
None                                                None
--------------------------------------------------------

ANNUAL FEES AND EXPENSES DEDUCTED FROM THE FUND'S ASSETS
(as a percentage of average net assets)


MANAGEMENT  DISTRIBUTION     OTHER
   FEES     (12b-1) FEES  EXPENSES(1)  TOTAL(1)
------------------------------------------------
0.83%               None      0.22%        1.05%
------------------------------------------------


                             Using these assumptions the costs of investing in the Fund would be as shown in the table below. Your actual costs may be higher or lower than those reflected here.

                             The costs of investing in the Fund would be:


                                               1 YEAR               3 YEARS
                                       ------------------------------------
                                       $107                            $334
                                       ------------------------------------


THE GUARDIAN VC UBS LARGE CAP VALUE FUND                           PROSPECTUS  5

RISKS AND SPECIAL INVESTMENT TECHNIQUES

WE'VE ALREADY BRIEFLY DESCRIBED the principal risks of investing in the Fund. In this section of the prospectus, we describe the risks in more detail, as well as some of the special investment techniques the Fund's adviser expects to use.

PRINCIPAL RISKS TO INVESTORS

STOCK MARKET RISKS

You could lose money in connection with the Fund's equity investments, or the Fund's performance could fall below that of other possible investments, if any of the following occurs:

- the U.S. or a foreign stock market declines

- stocks are temporarily out of favor relative to bonds or cash

- an adverse event such as negative press reports about a company in the Fund's portfolio depresses the value of the company's stock

- the investment adviser's judgment about the value or potential appreciation of a particular stock proves to be incorrect

- companies pay lower stock dividends than expected, or pay no dividends at all.

FOREIGN MARKET RISKS

Investing in foreign markets involves additional risks. Foreign securities may be affected by political, social and economic developments abroad. Financial markets in foreign countries may be less liquid or more volatile than U.S. markets. Less information may be available about foreign company operations, and foreign countries may impose taxes on income from sources in such countries, or may enact confiscatory taxation provisions targeted to certain investors. Government regulations and accounting standards may be less stringent as well. Brokerage commissions and custodial fees for foreign investments are often higher than those for investments in U.S. securities. Changes in exchange rates can adversely affect the value of foreign securities and their dividends or earnings, irrespective of the underlying performance.

You could lose money on your investment, or the Fund may not perform as well as other investments, if:

- in a changing market, the Fund is unable to sell securities at the desired times, amounts or at prices it considers reasonable

- stock prices in countries selected by the Fund decline

- the government of a country selected by the Fund imposes restrictions on currency conversion or trading

- relationships between countries selected by the Fund change and have a negative impact on stock or currency values.

 6 PROSPECTUS                           THE GUARDIAN VC UBS LARGE CAP VALUE FUND

DIVERSIFICATION RISK


In order to meet the Fund's investment objective, the investment adviser must try to determine the proper mix of securities that will maximize the Fund's return. It may not properly ascertain the appropriate mix of securities for any particular economic cycle. Also, the timing of movements from one type of security to another could have a negative effect on the Fund's overall objective.

PORTFOLIO TURNOVER


Portfolio turnover rates are not a factor in making buy and sell decisions. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which will reduce the Fund's return and thus impact the Fund's performance, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.


SPECIAL INVESTMENT TECHNIQUES

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS)

The Fund may invest in securities of U.S. or foreign companies which are issued or settled overseas in the form of ADRs, EDRs, or other similar securities. An ADR is a U.S. dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, a foreign security. An EDR or GDR is similar, but is issued by a European bank. Depositary receipts are subject to the same risks as direct investment in foreign securities.

BORROWING

The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. When the Fund borrows for any purpose, it will segregate assets to cover its repayment obligation. The 1940 Act limits borrowings to 33 1/3% of a mutual fund's total assets.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities, which are securities such as debt or preferred stock, that can be exchanged for a set number of another security (usually common shares) at a predetermined price.

FINANCIAL FUTURES CONTRACTS

The Fund may enter into financial futures contracts, in which the Fund agrees to buy or sell certain financial instruments on a specified future date based on a projected level of interest rates or the projected performance of a particular security index. The Fund may

THE GUARDIAN VC UBS LARGE CAP VALUE FUND                           PROSPECTUS  7
also enter into contracts for the purchase or sale for future delivery of foreign currencies. If the Fund's investment adviser misjudges the direction of interest rates, markets or foreign exchange rates, the Fund's overall performance could suffer. The risk of loss could be far greater than the investment made, since a futures contract requires only a small deposit to take a large position. A small change in a financial futures contract could have a substantial impact, favorable or unfavorable.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may use these contracts to try to expedite settlement of portfolio transactions and to manage the risk of changes in currency exchange rates. A forward foreign currency exchange contract is an agreement to exchange a specified amount of U.S. dollars for a specified amount of a foreign currency on a specific date in the future. The outcome of this transaction depends on the investment adviser's ability to predict how the U.S. dollar will fare against the foreign currency. The Fund uses these contracts to try to hedge against adverse exchange rate changes, and not for speculative purposes, but there is no guarantee of success.

ILLIQUID SECURITIES

Illiquid securities are either not readily marketable at their approximate value within seven days, are not registered under the federal securities laws (unless they are exempt from registration, as noted in the following paragraph), or are otherwise viewed as illiquid by the Securities and Exchange Commission. Repurchase agreements which mature in more than seven days, certain variable rate master demand notes and over-the-counter options are treated as illiquid securities. The absence of trading can make it difficult to value or dispose of illiquid securities. It can also adversely affect the Fund's ability to calculate its net asset value or manage its portfolio. The Fund may not invest more than 15% of its net assets in illiquid securities.

Securities which qualify under an exemption from registration under federal securities laws for resales to institutional investors may be treated by the Fund as liquid. If the Fund's investment adviser determines that these securities are liquid under guidelines adopted by the Board of Directors, they may be purchased without regard to the 15% illiquidity limit.

INVESTMENT GRADE SECURITIES

Investment grade securities are bonds or convertible preferred stock that nationally recognized statistical ratings organizations, such as Moody's Investors Service, Inc. and Standard & Poor's Ratings Group, rate as Aaa or AAA (the highest quality) to Baa or BBB.

 8 PROSPECTUS                           THE GUARDIAN VC UBS LARGE CAP VALUE FUND

MONEY MARKET INSTRUMENTS

From time to time, the Fund may invest a portion of its assets in money market instruments. These are short-term debt instruments, which are written promises to repay debt within a year. They include Treasury bills and certificates of deposit, and they are characterized by safety and liquidity, which means they are easily convertible into cash. Money market instruments may be used by the Fund for cash management or temporary defensive purposes.

OPTIONS

The Fund may purchase or sell options to buy or sell securities, indices of securities financial futures contracts or foreign currencies within a specified future period. The owner of an option has the right to buy or sell the underlying instrument at a set price, by a specified date in the future. The Fund may, but is not required to, use options to attempt to minimize the risk of the underlying investment and to manage exposure to changes in foreign currencies. However, if the investment adviser misjudges the direction of the market for a security, the Fund could lose money by using options -- more money than it would have lost by investing directly in the security.

REPURCHASE AGREEMENTS

In a repurchase agreement transaction, the Fund purchases a debt security and obtains a simultaneous commitment from the selling bank or securities dealer to repurchase that debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized by U.S. government securities, bank obligations and cash or cash equivalents and the collateral will be marked-to-market daily. Costs, delays or losses could result if the seller became bankrupt or was otherwise unable to complete the repurchase agreement. To minimize this risk, the investment adviser evaluates the creditworthiness of potential repurchase agreement counterparties using guidelines adopted by the Board of Directors.

SECURITIES LENDING

The Fund may lend its portfolio securities to securities dealers, banks and other institutional investors to earn additional income.

These transactions must be continuously secured by collateral, and the securities loaned must be marked-to-market daily. The Fund generally continues to receive all interest earned or dividends paid on the loaned securities, although lending fees may be paid to the borrower. The lending of portfolio securities is limited to 33 1/3% of the value of the Fund's total assets.

EXCHANGE -- TRADED INDEX SECURITIES

The Fund may invest in exchange-traded index securities, subject to limitations on investment in investment company securities described

THE GUARDIAN VC UBS LARGE CAP VALUE FUND                           PROSPECTUS  9
in the Statement of Additional Information. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risk that the general level of stock prices may decline, thereby adversely affecting the value of the investment. These securities generally bear operational expenses, and a Fund that invests in such securities must bear these expenses in addition to its own Fund expenses.

The Fund invests in exchange-traded index securities for cash management purposes and to maintain exposure to the equity market. The Fund will not sell these securities short or use them for any purpose other than those stated above.

OTHER

New financial products and risk management techniques continue to be developed. The Fund may use these instruments and techniques to the extent consistent with its investment objectives or regulatory and federal tax considerations.

 10 PROSPECTUS                          THE GUARDIAN VC UBS LARGE CAP VALUE FUND

FUND MANAGEMENT

THE MANAGEMENT and affairs of the Fund are supervised by its Board of Directors.

THE FUND'S INVESTMENT ADVISERS

Guardian Investor Services LLC (GIS) is the investment adviser for the Fund. GIS is a Delaware limited liability company organized in 2001 as successor to Guardian Investor Services Corporation, a New York corporation organized in 1968. GIS is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a New York mutual insurance company. GIS is located at 7 Hanover Square, New York, New York 10004. GIS oversees and supervises the actions of the Fund's sub-adviser. GIS is the investment adviser to several other mutual funds sponsored by Guardian Life, and it is the underwriter and distributor of the Fund's shares and other mutual funds' shares and of variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (GIAC).

The sub-adviser for the Fund is UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), a Delaware corporation and an investment management firm, located at One North Wacker Drive, Chicago, IL 60606. Subject to the supervision and direction of the Fund's Board of Trustees and GIS, and any written guidelines adopted by the Board or GIS and furnished to UBS Global AM, UBS Global AM will provide an investment program for all or a designated portion of the assets of the Fund, including investment research and discretionary management with respect to all securities and investments in the Fund. UBS Global AM is responsible for placing purchase and sell orders with broker-dealers, which may include broker-dealers affiliated with UBS Global AM, and for negotiating commissions, if any, paid on investments and other related transactions for the portion of the Fund's assets that UBS Global AM manages, subject to review by GIS. As of September 30, 2002, UBS Global AM had approximately $35.3 billion in assets under management. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group ("the Group") of UBS AG. As of September 30, 2002, the Group had approximately $385.2 billion in assets under management. UBS AG is an internationally diversified organization headquartered in Basel and Zurich, Switzerland, with operations in many areas of the financial services industry.

The Fund pays GIS a management fee for its services at an annual rate of .83% of average net assets. GIS pays the sub-adviser a subadvisory fee from the GIS management fee.

PORTFOLIO MANAGERS

No member of any investment management team at UBS Global AM is primarily responsible for making recommendations for portfolio purchases.

THE GUARDIAN VC UBS LARGE CAP VALUE FUND                          PROSPECTUS  11

OUR RIGHT TO REJECT PURCHASE ORDERS AND TRANSFER REQUESTS

The Fund is not designed for professional market timing or for programmed or frequent trading, because this type of activity can have a disruptive effect and can be detrimental to contractowners.


We have the right to:


- reject or restrict purchase orders or transfer requests


- limit the number of transfers permitted within a specified period of time


If we reject a transfer, we will not process either the sale or purchase side of the request.

BUYING AND SELLING FUND SHARES


YOU CAN BUY THIS FUND only if you're a contractowner of a variable annuity contract or variable life insurance policy that offers the Fund as an investment option. GIAC buys and sells Fund shares based on premium allocation, transfer, withdrawal and surrender instructions made by GIAC contractowners.

                                     The Fund will ordinarily make payment for redeemed shares within three business days after it receives an order from GIAC, and in any event, the Fund will make payment within seven days after it receives an order from GIAC. The redemption price will be the net asset value next determined after GIAC or another insurance company, as appropriate, receives the contractowner's instructions or request in proper form. The Fund may refuse to redeem shares or postpone payment of proceeds during any period when:

- trading on the New York Stock Exchange (NYSE) is restricted

- the NYSE is closed for other than weekends and holidays

- an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value (NAV); or

- as permitted by the Securities and Exchange Commission.

See the prospectus for your variable annuity contract or variable life insurance policy for more details about the allocation, transfer and withdrawal provisions of your annuity or policy.

SHARE PRICE

The share price (or NAV) of the Fund is calculated each day that the NYSE is open. The price is set at the close of regular trading on the NYSE or 4 p.m. Eastern time, whichever is earlier.

NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares investors hold.

The Fund values its assets at current market prices when market prices are readily available. If market value cannot be established, assets are valued at "fair value" as determined in good faith by, or under the direction of, the Board of Directors. Short-term securities that mature in 60 days or less are valued by using the amortized cost method, unless the Board determines that this does not represent fair value.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Net investment income and net capital gains that are distributed to separate accounts by the Fund are reinvested in additional shares of the Fund at NAV. The Fund typically distributes any net investment income twice each year and any net capital gains once each year. The

 12 PROSPECTUS                          THE GUARDIAN VC UBS LARGE CAP VALUE FUND

Fund's Board of Directors can change this policy. Contractowners will be notified when these distributions are made.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, so long as such qualification is in the best interests of its shareholders. The Fund is also subject to certain diversification requirements applicable to mutual funds underlying variable insurance products. As a qualified regulated investment company, the Fund is generally not subject to federal income tax on the part of its investment income (including any net capital gains) which it distributes to shareholders. The Fund intends to distribute all such income and gains.

Investment income received from sources within foreign countries may be subject to foreign income taxes. Withholding tax rates in countries with which the U.S. does not have a tax treaty are often as high as 30% or more. The U.S. has entered into tax treaties with many foreign countries which entitle certain investors (such as the Fund) to a reduced rate of tax (generally 10-15%) or to certain exemptions from tax. The Fund will attempt to qualify for these reduced tax rates or tax exemptions whenever possible. While contractowners will bear the cost of any foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for taxes paid by the Fund.

The prospectuses for GIAC's variable annuities and variable life insurance policies contain a summary description of the federal income tax treatment of distributions from such contracts. Anyone who is considering allocating, transferring or withdrawing money held under a GIAC variable contract to or from the Fund should consult a qualified tax adviser.

OTHER INFORMATION ABOUT THE FUND

The Fund does not currently foresee any disadvantages to contractowners arising from the fact that it offers shares to both variable annuity contract and variable life insurance policy separate accounts. The Board monitors events to ensure there are no material irreconcilable differences between or among contractowners. If such a conflict should arise, one or more separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices.

If circumstances make it necessary to create separate portfolios for variable annuity and variable life insurance separate accounts, GIAC or another insurance company that offers the Fund will bear the expenses involved in setting up the new portfolios. However, the ongoing expenses contractowners ultimately pay would likely increase because of the loss of economies of scale provided by the current arrangement.

THE GUARDIAN VC UBS LARGE CAP VALUE FUND                          PROSPECTUS  13

FINANCIAL HIGHLIGHTS

Because the Fund is new, there is no financial highlights information for the Fund as of the date of this Prospectus.

 14 PROSPECTUS                          THE GUARDIAN VC UBS LARGE CAP VALUE FUND

FOR MORE DETAILED INFORMATION

ADDITIONAL INFORMATION about the Fund is available in the annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year. If more than one member of a household owns shares of the Fund, only one copy of each shareholder report and prospectus will be mailed to that address unless you instruct us otherwise. Because the Fund is new, there is no current annual and/or semi-annual report to shareholders for the Fund.

The Fund's Statement of Additional Information contains additional information about the Fund. It has been filed with the SEC and is incorporated in this prospectus by reference. A free copy of the Fund's Statement of Additional Information and most recent annual report and semi-annual report may be obtained, and further inquiries can be made, by calling 1-800-221-3253 or by writing Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-0102. In the future, information about the Fund may be available electronically from our website.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the Fund's custodian, transfer agent and dividend paying agent.

1940 ACT FILE NO. 811-3636

THE GUARDIAN VC UBS LARGE CAP VALUE FUND                          PROSPECTUS  15

PROSPECTUS

January 28, 2003


THE GUARDIAN VC
UBS SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE

THE GUARDIAN VC UBS SMALL CAP VALUE FUND seeks to maximize total return, consisting of capital appreciation and current income.
------------------------------------------------------------------------------

AVAILABILITY OF THE FUND

Shares of the Fund are offered to the public only through ownership of variable annuity contracts and variable life insurance policies issued by The Guardian Insurance & Annuity Company, Inc.

   AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES, NOR HAS THE COMMISSION DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

   SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE NATIONAL CREDIT UNION ASSOCIATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE GUARDIAN VC UBS SMALL CAP VALUE FUND                           PROSPECTUS  1

SMALL MARKET
CAPITALIZATION
Small market capitalization companies are generally those companies with market capitalizations smaller than: (1) USD $2.5 billion or (2) the highest market capitalization within the Russell 2000 Value Index, whichever is higher at the time of purchase. A company's "market capitalization" is determined by multiplying the current market price of a share of the company's stock by the total number of shares outstanding. As of May 31, 2002, the highest market capitalization within the Russell 2000 Value Index was $1.3 billion.


THE FUND'S PRINCIPAL INVESTMENT STRATEGIES


Normally, at least 80% of the value of the Fund's net assets are invested in equity securities issued by companies with a small market capitalization at the time of purchase. Small market capitalization companies are generally those companies with market capitalizations smaller than: (1) USD $2.5 billion or (2) the highest market capitalization within the Russell 2000 Value Index, whichever is higher at the time of purchase. A company's "market capitalization" is determined by multiplying the current market price of a share of the company's stock by the total number of shares outstanding. Investments in equity securities may include dividend-paying securities, common stock, preferred stock, and convertible securities. Convertible securities are described in the section called Risks and Special Investment Techniques. The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of the value of the Fund's net assets in small capitalization equity securities.


The Fund normally invests in companies whose stock prices, in the investment adviser's opinion, do not reflect the company's full value. These expectations are based on the investment adviser's assessment of a company's ability to generate profit and grow the business in the future. The investment adviser's definition of "fundamental value" is the investment adviser's assessment of what a stock is worth and "market price" is the price that investors will pay to acquire a particular asset in the investment marketplace today. For each stock under analysis, the investment adviser estimates a fundamental value based upon detailed economic, industry and company analysis, and upon consideration of each company's management team, competitive advantage and core competencies, including structure and global integration. The investment adviser's on-site company visits examine the characteristics of each company (i.e., balance sheet fundamentals, culture, productivity, pricing, etc.), and the investment adviser determines which companies, in its opinion, offer attractive valuation. These value estimates are then compared to current market prices and ranked against the other stocks in the adviser's valuation universe. Portfolios are constructed by focusing on those stocks that rank in the top 20% of the valuation output.

The investment adviser's investment research combines both top-down and bottom-up analyses. The top-down analysis seeks to identify broad economic and market shaping trends that influence security prices. These encompass both long-term and short-term economic factors and market-shaping themes, ranging from global interest rate and inflation estimates to strategic sector and industry developments. The investment adviser seeks to identify broad trends that will affect the investment landscape and to take advantage of them before other investors do. The bottom-up analysis includes researching the very specific factors that affect the cash flows of potential investments around the world. This research is integrated around the world, giving the investment adviser the ability to take

 2 PROSPECTUS                           THE GUARDIAN VC UBS SMALL CAP VALUE FUND
advantage of a wide array of investment opportunities. Research teams are located in all of the world's major financial markets and utilize a consistent framework for researching and analyzing investments. The teams rank investment opportunities found in the global marketplace and evaluate the most likely risk and return scenarios that will occur within and across their focused sets of potential investments.

After the research teams identify opportunities, the investment adviser's investment specialists select securities taking into account both the potential return as well as the potential risks inherent in each investment. For each new security considered, the investment adviser undertakes a detailed analysis of how the security will affect overall portfolio composition, which involves evaluating absolute risk as well as the risk relative to the appropriate benchmark. The investment adviser's dedicated risk analysis team that uses risk analysis tools to augment the evaluation of investment risks. Working with this team, the investment specialists select investments and determine the weights those investments will be given within the portfolios. The Fund's risk is carefully monitored, with consideration given to market sensitivity, common risk factor exposures (e.g., size, stock price, momentum), industry weightings and individual stock selection. The Fund attempts to ensure that investment decisions are implemented in a timely and cost-effective manner.

The Fund will invest primarily in companies with small market capitalizations as defined above; however, it may also invest no more than 20% of its assets in securities that fall outside of the definition. In addition, if movement in the market price causes a security to change from one classification to another, the security is not required to be sold from the Fund's portfolio.

The Fund may also invest up to 20% of its net assets in foreign issuers. Within this overall limit, the Fund intends to diversify among countries, but reserves the right to invest a substantial portion of its assets in one or a few countries if economic and business conditions warrant such investments. The Fund may use forward foreign currency exchange contracts, enter into contracts for the purchase or sale for future delivery of foreign currencies or purchase and write put and call options on foreign currencies to try to manage the Fund's exposure to changes in currency exchange rates.

Benchmarks are indices comprised of securities that serve as standards of measurement for making risk and performance comparisons to actively managed investment portfolios. The Fund's benchmark, Russell 2000 Value Index plays an important role in the investment adviser's investment process. The Fund's investment adviser attempts to add value by employing various strategies of overweighting and underweighting broad country sector and other factors such as market capitalization, volatility and earnings yield relative to the benchmark. The investment adviser's risk management

THE GUARDIAN VC UBS SMALL CAP VALUE FUND                           PROSPECTUS  3
team utilizes tools to help ensure that during the portfolio construction process, unintended risks relative to the benchmark are mitigated.

As a temporary defensive strategy, the Fund may invest some or all of its assets in cash or cash equivalents. To the extent the Fund assumes a temporary defensive position, it may not achieve its investment objective during that time.

For more information on futures, options and forward foreign currency exchange contracts, see Risks and Special Investment Techniques.

THE PRINCIPAL RISKS OF INVESTING IN THE FUND


As with all mutual funds, the value of your investment could decline so you could lose money. The Fund is subject to the general risks of investing in stock markets, including the risk that the values of its portfolio securities can be driven down gradually or sharply by general conditions in the stock markets, or by the performance of an individual company or industry. In addition, an investment in the Fund exposes you to the risks of investing in small companies. Small companies may expose you to greater risks than larger companies, such as dependence on limited financial resources, limited product lines and markets, and a small number of individuals in company management. These securities also trade less frequently and have more dramatic price fluctuations. You should be aware that the performance of different types of equity securities may decline under varying market conditions--for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen and vice versa.


The Fund could also be subject to the risks of foreign investing to the extent that its portfolio may be invested overseas. Foreign investments may be affected by political, social and economic developments abroad, differences in auditing and other financial standards, and greater volatility. When the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates, and the risk that a foreign government could regulate foreign exchange transactions.

More detailed information about equity risk, small company risk and risks of foreign investing appears in the section called Risks and Special Investment Techniques.

HOW THE FUND HAS PERFORMED

There is no performance information provided for the Fund because the Fund does not have performance history as of the date of this Prospectus.

 4 PROSPECTUS                           THE GUARDIAN VC UBS SMALL CAP VALUE FUND

----------------------------------
NOTES

(1) The fund pays a fee based upon the average daily value of the Fund's net assets at the annual rate of 1.00% of the Fund's average daily net assets not exceeding $50 million and 0.95% of the Fund's average daily net assets in excess of $50 million.



(2) Based on estimated expenses for the current fiscal year.

EXAMPLE


The example on the right allows you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life insurance policy. Please refer to the prospectus for the variable annuity contract or variable life insurance policy that offers the Fund for information regarding fees and charges relating to the contract or policy.


The example assumes:


- you invest $10,000 at the start of the periods shown

- your investment has a 5% return each year


- the Fund's operating expenses do not change.





FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Fund. Please refer to the prospectus for the variable annuity contract or variable life insurance policy that offers the Fund for information regarding fees and charges relating to the contract or policy.

FEES YOU PAY DIRECTLY

          MAXIMUM SALES                   MAXIMUM DEFERRED SALES
          CHARGE TO BUY                CHARGE TO SELL SHARES, AS A %
        SHARES, AS A % OF            OF THE ORIGINAL PURCHASE PRICE OR
       THE OFFERING PRICE            SALE PROCEEDS, WHICHEVER IS LOWER
----------------------------------------------------------------------
None                                                              None
----------------------------------------------------------------------

ANNUAL FEES AND EXPENSES DEDUCTED FROM THE FUND'S ASSETS
(as a percentage of average net assets)


 MANAGEMENT    DISTRIBUTION     OTHER
   FEES(1)     (12b-1) FEES  EXPENSES(2)  TOTAL(2)
---------------------------------------------------
1.00%                  None      0.68%        1.68%
---------------------------------------------------


                                  Using these assumptions the costs of
                                  investing in the Fund would be as shown in the table below. Your actual costs may be higher or lower than those reflected here.

                                  The costs of investing in the Fund would be:


                                                       1 YEAR               3 YEARS
                                                -----------------------------
                                                $171                           $530
                                                -----------------------------


THE GUARDIAN VC UBS SMALL CAP VALUE FUND                           PROSPECTUS  5

RISKS AND SPECIAL INVESTMENT TECHNIQUES


WE'VE ALREADY BRIEFLY DESCRIBED the principal risks of investing in the Fund. In this section of the prospectus, we describe the risks in more detail, as well as some of the special investment techniques the Fund's adviser expects to use.

PRINCIPAL RISKS TO INVESTORS

STOCK MARKET RISKS

You could lose money in connection with the Fund's equity investments, or the Fund's performance could fall below that of other possible investments, if any of the following occurs:

- the U.S. or a foreign stock market declines

- stocks are temporarily out of favor relative to bonds or cash

- an adverse event such as negative press reports about a company in the Fund's portfolio depresses the value of the company's stock

- the investment adviser's judgment about the value or potential appreciation of a particular stock proves to be incorrect

- companies pay lower stock dividends than expected, or pay no dividends at all.

SMALL COMPANY RISKS

In addition to the general risks of investing in the stock markets, there are special risks associated with investing in small companies. Small companies may have limited product lines, markets or financial resources. They may depend on a small number of people to manage the company.

Buying and selling shares of small companies may be more difficult than it is for larger companies because there are fewer shares available, and they tend to trade less frequently. There may be less publicly available information about these companies, which may prolong the time it takes for a company's share price to match its underlying value. Share prices of small company stocks may fluctuate more dramatically than those of larger companies.

FOREIGN MARKET RISKS

Investing in foreign markets involves additional risks. Foreign securities may be affected by political, social and economic developments abroad. Financial markets in foreign countries may be less liquid or more volatile than U.S. markets. Less information may be available about foreign company operations, and foreign countries may impose taxes on income from sources in such countries, or may enact confiscatory taxation provisions targeted to certain investors. Government regulations and accounting standards may be less stringent as well. Brokerage commissions and custodial fees for foreign investments are often higher than those for investments in U.S. securities. Changes in exchange rates can adversely affect the

 6 PROSPECTUS                           THE GUARDIAN VC UBS SMALL CAP VALUE FUND
value of foreign securities and their dividends or earnings, irrespective of the underlying performance.

You could lose money on your investment, or the Fund may not perform as well as other investments, if:

- in a changing market, the Fund is unable to sell securities at the desired times, amounts or at prices it considers reasonable

- stock prices in countries selected by the Fund decline

- the government of a country selected by the Fund imposes restrictions on currency conversion or trading

- relationships between countries selected by the Fund change and have a negative impact on stock or currency values.


DIVERSIFICATION RISK


In order to meet the Fund's investment objective, the investment adviser must try to determine the proper mix of securities that will maximize the Fund's return. It may not properly ascertain the appropriate mix of securities for any particular economic cycle. Also, the timing of movements from one type of security to another could have a negative effect on the Fund's overall objective.

PORTFOLIO TURNOVER


Portfolio turnover rates are not a factor in making buy and sell decisions. Portfolio turnover refers to the rate at which the securities held by a Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which will reduce the Fund's return and thus impact the Fund's performance, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The portfolio turnover for the Fund may exceed 100%.


SPECIAL INVESTMENT TECHNIQUES

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS)

The Fund may invest in securities of U.S. or foreign companies which are issued or settled overseas in the form of ADRs, EDRs, or other similar securities. An ADR is a U.S. dollar-denominated security issued by a U.S. bank or trust company which represents, and may be converted into, a foreign security. An EDR or GDR is similar, but is issued by a European bank. Depositary receipts are subject to the same risks as direct investment in foreign securities.

THE GUARDIAN VC UBS SMALL CAP VALUE FUND                           PROSPECTUS  7

BORROWING

The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. When the Fund borrows for any purpose, it will segregate assets to cover its repayment obligation. The 1940 Act limits borrowings to 33 1/3% of a mutual fund's total assets.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities, which are securities such as debt or preferred stock, that can be exchanged for a set number of another security (usually common shares) at a predetermined price.

FINANCIAL FUTURES CONTRACTS

The Fund may enter into financial futures contracts, in which the Fund agrees to buy or sell certain financial instruments on a specified future date based on a projected level of interest rates or the projected performance of a particular security index. The Fund may also enter into contracts for the purchase or sale for future delivery of foreign currencies. If the Fund's investment adviser misjudges the direction of interest rates, markets or foreign exchange rates, the Fund's overall performance could suffer. The risk of loss could be far greater than the investment made, since a futures contract requires only a small deposit to take a large position. A small change in a financial futures contract could have a substantial impact, favorable or unfavorable.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may use these contracts to try to expedite settlement of portfolio transactions and to manage the risk of changes in currency exchange rates. A forward foreign currency exchange contract is an agreement to exchange a specified amount of U.S. dollars for a specified amount of a foreign currency on a specific date in the future. The outcome of this transaction depends on the investment adviser's ability to predict how the U.S. dollar will fare against the foreign currency. The Fund uses these contracts to try to hedge against adverse exchange rate changes, and not for speculative purposes, but there is no guarantee of success.

ILLIQUID SECURITIES

Illiquid securities are either not readily marketable at their approximate value within seven days, are not registered under the federal securities laws (unless they are exempt from registration, as noted in the following paragraph), or are otherwise viewed as illiquid by the Securities and Exchange Commission. Repurchase agreements which mature in more than seven days, certain variable rate master demand notes and over-the-counter options are treated as illiquid securities. The absence of trading can make it difficult to value or dispose of illiquid securities. It can also adversely affect the

 8 PROSPECTUS                           THE GUARDIAN VC UBS SMALL CAP VALUE FUND

Fund's ability to calculate its net asset value or manage its portfolio. The Fund may not invest more than 15% of its net assets in illiquid securities.

Securities which qualify under an exemption from registration under federal securities laws for resales to institutional investors may be treated by the Fund as liquid. If the Fund's investment adviser determines that these securities are liquid under guidelines adopted by the Board of Directors, they may be purchased without regard to the 15% illiquidity limit.

INVESTMENT GRADE SECURITIES

Investment grade securities are bonds or convertible preferred stock that nationally recognized statistical ratings organizations, such as Moody's Investors Service, Inc. and Standard & Poor's Ratings Group, rate as Aaa or AAA (the highest quality) to Baa or BBB.

MONEY MARKET INSTRUMENTS

From time to time, the Fund may invest a portion of its assets in money market instruments. These are short-term debt instruments, which are written promises to repay debt within a year. They include Treasury bills and certificates of deposit, and they are characterized by safety and liquidity, which means they are easily convertible into cash. Money market instruments may be used by the Fund for cash management or temporary defensive purposes.

OPTIONS

The Fund may purchase or sell options to buy or sell securities, indices of securities financial futures contracts or foreign currencies within a specified future period. The owner of an option has the right to buy or sell the underlying instrument at a set price, by a specified date in the future. The Fund may, but is not required to, use options to attempt to minimize the risk of the underlying investment and to manage exposure to changes in foreign currencies. However, if the investment adviser misjudges the direction of the market for a security, the Fund could lose money by using options -- more money than it would have lost by investing directly in the security.

REPURCHASE AGREEMENTS

In a repurchase agreement transaction, a Fund purchases a debt security and obtains a simultaneous commitment from the selling bank or securities dealer to repurchase that debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized by U.S. government securities, bank obligations and cash or cash equivalents and the collateral will be marked-to-market daily. Costs, delays or losses could result if the seller became bankrupt or was otherwise unable to complete the repurchase agreement. To minimize this risk, the investment adviser

THE GUARDIAN VC UBS SMALL CAP VALUE FUND                           PROSPECTUS  9
evaluates the creditworthiness of potential repurchase agreement counterparties using guidelines adopted by the Board of Directors.

SECURITIES LENDING

The Fund may lend its portfolio securities to securities dealers, banks and other institutional investors to earn additional income.

These transactions must be continuously secured by collateral, and the securities loaned must be marked-to-market daily. The Fund generally continues to receive all interest earned or dividends paid on the loaned securities, although lending fees may be paid to the borrower. The lending of portfolio securities is limited to 33 1/3% of the value of the Fund's total assets.

EXCHANGE -- TRADED INDEX SECURITIES

The Fund may invest in exchange-traded index securities, subject to limitations on investment in investment company securities described in the Statement of Additional Information. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risk that the general level of stock prices may decline, thereby adversely affecting the value of the investment. These securities generally bear operational expenses, and a Fund that invests in such securities must bear these expenses in addition to its own Fund expenses.

The Fund invests in exchange-traded index securities for cash management purposes and to maintain exposure to the equity market. The Fund will not sell these securities short or use them for any purpose other than those stated above.

OTHER

New financial products and risk management techniques continue to be developed. The Fund may use these instruments and techniques to the extent consistent with its investment objectives or regulatory and federal tax considerations.

 10 PROSPECTUS                          THE GUARDIAN VC UBS SMALL CAP VALUE FUND

FUND MANAGEMENT

THE MANAGEMENT and affairs of the Fund are supervised by its Board of Directors.

THE FUND'S INVESTMENT ADVISERS

Guardian Investor Services LLC (GIS) is the investment adviser for the Fund. GIS is a Delaware limited liability company organized in 2001 as successor to Guardian Investor Services Corporation, a New York corporation organized in 1968. GIS is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a New York mutual insurance company. GIS is located at 7 Hanover Square, New York, New York 10004. GIS oversees and supervises the actions of the Fund's sub-adviser. GIS is the investment adviser to several other mutual funds sponsored by Guardian Life, and it is the underwriter and distributor of the Fund's shares and other mutual funds' shares and of variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (GIAC).

The sub-adviser for the Fund is UBS Global Asset Management (Americas) Inc. ("UBS GLOBAL AM"), a Delaware corporation and an investment management firm, located at One North Wacker Drive, Chicago, IL 60606. Subject to the supervision and direction of the Fund's Board of Trustees and GIS, and any written guidelines adopted by the Board or GIS and furnished to UBS Global AM, UBS Global AM will provide an investment program for all or a designated portion of the assets of the Fund, including investment research and discretionary management with respect to all securities and investments in the Fund. UBS Global AM is responsible for placing purchase and sell orders with broker-dealers, which may include broker-dealers affiliated with UBS Global AM, and for negotiating commissions, if any, paid on investments and other related transactions for the portion of the Fund's assets that UBS Global AM manages, subject to review by GIS. As of September 30, 2002, UBS Global AM had approximately $35.3 billion in assets under management. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of September 30, 2002, the Group had approximately $385.2 billion in assets under management. UBS AG is an internationally diversified organization headquartered in Basel and Zurich, Switzerland, with operations in many areas of the financial services industry.

The Fund pays GIS a management fee for its services at an annual rate of 1.00% of average net assets not exceeding $500 million and 0.95% of average daily net assets in excess of $500 million. GIS pays the subadviser a subadvisory fee from the GIS management fee.

PORTFOLIO MANAGERS

No member of any investment management team at UBS Global AM is primarily responsible for making recommendations for portfolio purchases.

THE GUARDIAN VC UBS SMALL CAP VALUE FUND                          PROSPECTUS  11

OUR RIGHT TO REJECT PURCHASE ORDERS AND TRANSFER REQUESTS

The Fund is not designed for professional market timing or for programmed or frequent trading, because this type of activity can have a disruptive effect and can be detrimental to contractowners.

We have the right to:

- reject or restrict purchase orders or transfer requests

- limit the number of transfers permitted within a specified period of time

If we reject a transfer, we will not process either the sale or purchase side of the request.

BUYING AND SELLING FUND SHARES


YOU CAN BUY THIS FUND only if you're a contractowner of a variable annuity contract or variable life insurance policy that offers the Fund as an investment option. GIAC buys and sells Fund shares based on premium allocation, transfer, withdrawal and surrender instructions made by GIAC contractowners.

                                     The Fund will ordinarily make payment for redeemed shares within three business days after it receives an order from GIAC, and in any event, the Fund will make payment within seven days after it receives an order from GIAC. The redemption price will be the net asset value next determined after GIAC or another insurance company, as appropriate, receives the contractowner's instructions or request in proper form.
The Fund may refuse to redeem shares or postpone payment of proceeds during any period when:

- trading on the New York Stock Exchange (NYSE) is restricted

- the NYSE is closed for other than weekends and holidays

- an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value (NAV); or

- as permitted by the Securities and Exchange Commission.

See the prospectus for your variable annuity contract or variable life insurance policy for more details about the allocation, transfer and withdrawal provisions of your annuity or policy.

SHARE PRICE

The share price (or NAV) of the Fund is calculated each day that the NYSE is open. The price is set at the close of regular trading on the NYSE or 4 p.m. Eastern time, whichever is earlier.

NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares investors hold.

The Fund values its assets at current market prices when market prices are readily available. If market value cannot be established, assets are valued at "fair value" as determined in good faith by, or under the direction of, the Board of Directors. Short-term securities that mature in 60 days or less are valued by using the amortized cost method, unless the Board determines that this does not represent fair value.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Net investment income and net capital gains that are distributed to separate accounts by the Fund are reinvested in additional shares of the Fund at NAV. The Fund typically distributes any net investment income twice each year and any net capital gains once each year. The

 12 PROSPECTUS                          THE GUARDIAN VC UBS SMALL CAP VALUE FUND

Fund's Board of Directors can change this policy. Contractowners will be notified when these distributions are made.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, so long as such qualification is in the best interests of its shareholders. The Fund is also subject to certain diversification requirements applicable to mutual funds underlying variable insurance products. As a qualified regulated investment company, the Fund is generally not subject to federal income tax on the part of its investment income (including any net capital gains) which it distributes to shareholders. The Fund intends to distribute all such income and gains.

Investment income received from sources within foreign countries may be subject to foreign income taxes. Withholding tax rates in countries with which the U.S. does not have a tax treaty are often as high as 30% or more. The U.S. has entered into tax treaties with many foreign countries which entitle certain investors (such as the Fund) to a reduced rate of tax (generally 10-15%) or to certain exemptions from tax. The Fund will attempt to qualify for these reduced tax rates or tax exemptions whenever possible. While contractowners will bear the cost of any foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for taxes paid by the Fund.

The prospectuses for GIAC's variable annuities and variable life insurance policies contain a summary description of the federal income tax treatment of distributions from such contracts. Anyone who is considering allocating, transferring or withdrawing money held under a GIAC variable contract to or from the Fund should consult a qualified tax adviser.

OTHER INFORMATION ABOUT THE FUND

The Fund does not currently foresee any disadvantages to contractowners arising from the fact that it offers shares to both variable annuity contract and variable life insurance policy separate accounts. The Board monitors events to ensure there are no material irreconcilable differences between or among contractowners. If such a conflict should arise, one or more separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices.

If circumstances make it necessary to create separate portfolios for variable annuity and variable life insurance separate accounts, GIAC or another insurance company that offers the Fund will bear the expenses involved in setting up the new portfolios. However, the ongoing expenses contractowners ultimately pay would likely increase because of the loss of economies of scale provided by the current arrangement.

THE GUARDIAN VC UBS SMALL CAP VALUE FUND                          PROSPECTUS  13

FINANCIAL HIGHLIGHTS

Because the Fund is new, there is no financial highlights information for the Fund as of the date of this Prospectus.

 14 PROSPECTUS                          THE GUARDIAN VC UBS SMALL CAP VALUE FUND

FOR MORE DETAILED INFORMATION

ADDITIONAL INFORMATION about the Fund is available in the annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year. If more than one member of a household owns shares of the Fund, only one copy of each shareholder report and prospectus will be mailed to that address unless you instruct us otherwise. Because the Fund is new, there is no current annual and/or semi-annual report to shareholders for the Fund.

The Fund's Statement of Additional Information contains additional information about the Fund. It has been filed with the SEC and is incorporated in this prospectus by reference. A free copy of the Fund's Statement of Additional Information and most recent annual report and semi-annual report may be obtained, and further inquiries can be made, by calling 1-800-221-3253 or by writing Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-0102. In the future, information about the Fund may be available electronically from our website.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the Fund's custodian, transfer agent and dividend paying agent.

1940 ACT FILE NO. 811-3636

THE GUARDIAN VC UBS SMALL CAP VALUE FUND                          PROSPECTUS  15

THE GUARDIAN VARIABLE
CONTRACT FUNDS, INC.

INCLUDING:

THE GUARDIAN VC UBS LARGE CAP VALUE FUND

THE GUARDIAN VC UBS SMALL CAP VALUE FUND


STATEMENT OF ADDITIONAL INFORMATION
JANUARY 28, 2003



This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectuses of The Guardian VC UBS Large Cap Value Fund (the "Large Cap Value Fund") and The Guardian VC UBS Small Cap Value Fund (the "Small Cap Value Fund") each dated January 28, 2003. The Funds are diversified series funds of The Guardian Variable Contract Funds, Inc. (the "Company"). The series funds are referred to in this Statement of Additional Information as the "Funds" and each separately as a "Fund." Much of the information contained herein expands upon subjects discussed in the Prospectus. No investment in shares of either of the Funds should be made without first reading the Prospectus. Free copies of the Prospectuses may be obtained by writing to the Funds, c/o Guardian Insurance & Annuity Company, Inc., 7 Hanover Square, New York, New York 10004 or by telephoning (800) 221-3253. This Statement of Additional Information has been incorporated by reference into the Prospectus. Please retain this document for future reference.


TABLE OF CONTENTS


                                             PAGE
                                             ----
Organization of the Company................  B-2
Investment Restrictions....................  B-2
Investment Objectives and Policies.........  B-3
Special Investment Techniques..............  B-3
Fund Management............................  B-11
Guardian Life and Other Fund Affiliates....  B-15
Investment Adviser and Other Services......  B-16
Portfolio Transactions and Brokerage.......  B-17
Taxes......................................  B-18
Performance Data...........................  B-19
Calculation of Net Asset Value.............  B-20
Capital Stock..............................  B-21
Custodian and Transfer Agent...............  B-21
Legal Opinions.............................  B-21
Independent Auditors and Financial
  Statements...............................  B-21
Appendix...................................  B-22


STATEMENT OF ADDITIONAL INFORMATION

ORGANIZATION OF THE COMPANY
The Company was organized in March 1983 as a Maryland corporation and was formerly known as "The Guardian Stock Fund, Inc." The Company is an open-end, management investment company. Each of the Funds within the Company is diversified within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that each Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.

INVESTMENT RESTRICTIONS
Each Fund has adopted the following investment restrictions. Investment restrictions designated as "fundamental" cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. As defined by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund means the lesser of the vote of (a) 67 percent of the voting securities of the Fund at a meeting where more than 50 percent of the outstanding voting securities are present in person or by proxy, or (b) more than 50 percent of the outstanding voting securities of the Fund. Following the list of fundamental investment restrictions are the Funds' "non-fundamental" restrictions. Non-fundamental restrictions may be changed by the Board of Directors without shareholder approval. All percentage restrictions on investments apply only when an investment is made. If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond a specified percentage limit that results from a relative change in value or from a change in the Fund's total assets shall not constitute a violation of the applicable investment restriction.

THE LARGE CAP VALUE FUND AND THE SMALL CAP VALUE FUND

THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS PROVIDE THAT EACH OF THE LARGE CAP VALUE FUND AND THE SMALL CAP VALUE FUND MAY NOT:

1. Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act as described above in "Organization of the Company."

2. Purchase or sell real estate, except that the Fund may (i) purchase and sell securities that are secured by real estate or interests therein; (ii) purchase and sell securities of issuers that engage in real estate operations, as well as real estate investment trusts and mortgage-related securities; and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

3. Purchase or sell commodities, except to the extent permitted under applicable law without registration as a commodity pool operator under the Commodity Exchange Act (or any comparable registration under successor legislation).

4. Issue senior securities to the extent that such issuance would violate applicable law, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or Securities and Exchange Commission (the "SEC") staff interpretations thereof.

5. Make loans to other persons, except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

6. Borrow money, except that the Fund may (i) borrow money from banks to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC, or for temporary or emergency purposes, and engage in reverse repurchase agreements, dollar rolls, the purchase or sale of securities on a when-issued or delayed delivery basis, short sales or other transactions which may involve a borrowing from banks or other persons, and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed) or such other percentage permitted by law; (ii) obtain such short-term credit as may be necessary for the clearance of transactions in portfolio securities; and (iii) purchase securities on margin to the extent permitted by applicable law.

7. Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies).

8. Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.



B-2                               THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

ADDITIONAL INVESTMENT RESTRICTIONS
THESE NON FUNDAMENTAL RESTRICTIONS MAY BE CHANGED BY THE BOARD OF DIRECTORS WITHOUT SHAREHOLDER APPROVAL:

1. Each Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing the stated amounts (as described in the Prospectus) in investments suggested by such Fund's name.

2. The Large Cap Value and Small Cap Value Funds will not engage in the following types of transactions: reverse repurchase transactions, non-deliverable forward transactions, short sales, swaps or investments in Eurodollar securities.

INVESTMENT OBJECTIVES AND POLICIES
The following information supplements the information contained in the Prospectus.

As described in the Prospectus, the Large Cap Value and Small Cap Value Funds may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Neither Fund will borrow money in excess of 33 1/3% of the value of its total assets. Each of the Large Cap Value and Small Cap Value Funds will not pledge more than 10% of its net assets, or issue senior securities, as defined in the 1940 Act, except for notes to banks. In addition, neither Fund will purchase investment securities while an outstanding borrowing exceeds 5% of the Fund's net assets.

The Large Cap Value Fund and Small Cap Value Fund will each limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act to no more than 15% of the Fund's net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid pursuant to guidelines adopted by the Trust's Board. The Small Cap Value Fund may invest up to 10% of its net assets in equity securities or interests in non-public companies that are expected to have an initial public offering within 18 months.

The Small Cap Value Fund may invest in equity securities of companies considered by the investment adviser to be in their post-venture capital stage, or "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service, or (b) as part of a restructuring or recapitalization of the company. The Small Cap Value Fund may invest up to 20% of its total assets in small capitalization equity securities of publicly traded foreign corporations that were financed by venture capital partnerships.

SPECIAL INVESTMENT TECHNIQUES
Each Fund has an investment objective that it pursues through its stated investment policies and special investment techniques. There can be no assurance that a Fund's objective will be achieved. The following is a description of certain of the special investment techniques that may be used by the investment adviser on behalf of the Funds to the extent permitted by the Funds' investment restrictions. This section supplements the description of "Special Investment Techniques" contained in each Fund's Prospectus.

CONVERTIBLE SECURITIES

As described in the Prospectus, the Large Cap Value Fund and the Small Cap Value Fund are permitted to invest in convertible securities.

Convertible securities are fixed-income securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specific number of shares of common stock of the same or a different issuer. Convertible securities also have characteristics similar to non-convertible debt securities in that they ordinarily provide income with generally higher yields than those of common stock of the same or a similar issuer. However, convertible securities are usually subordinated to non-convertible debt securities. Convertible securities carry the potential for capital appreciation should the value of the underlying common stock increase, but they are subject to a lesser risk of a decline in value, relative to the underlying common stock, due to their fixed-income nature. Due to the conversion feature, however, the interest rate or dividend rate on a convertible security is generally less than would be the case if the securities were not convertible.

In evaluating a convertible security the investment adviser look primarily at the attractiveness of the underlying common stock and at the fundamental business strengths of the issuer. Other factors considered by the investment adviser include the yield of the convertible security in relation to the yield of the underlying common stock, the premium over investment value and the degree of call protection. Convertible securities purchased by the Funds will primarily be "investment grade," i.e., rated in one of the top four rating categories established by nationally recognized statistical rating organizations like Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's"). Both of these Funds may, however, acquire convertible securities without regard to their ratings.

STATEMENT OF ADDITIONAL INFORMATION                                    B-3

Lower rated securities may be subject to certain risks not typically associated with "investment grade" securities, such as the following: (1) reliable and objective information about the value of lower rated obligations may be difficult to obtain because the market for such securities may be thinner and less active than that for investment grade obligations; (2) adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower than investment grade obligations, and, in turn, adversely affect their market; (3) companies that issue lower rated obligations may be in the growth stage of their development, or may be financially troubled or highly leveraged, so they may not have more traditional methods of financing available to them; (4) when other institutional investors dispose of their holdings of lower rated debt securities, the general market and the prices for such securities could be adversely affected; and (5) the market for lower rated securities could be impaired if legislative proposals to limit their use in connection with corporate reorganizations or to limit their tax and other advantages are enacted.

OPTIONS ON SECURITIES

General. Each of the Large Cap Value Fund and Small Cap Value Fund may purchase put and call options and write (sell) covered call options and secured put options. As a covered call option writer, a Fund must own securities which are acceptable for the purpose of covering any outstanding options. So long as the Fund is obligated as a writer of a put option, it will segregate cash or liquid, unencumbered securities in an amount not less than the exercise price of the put option during the option period. These duties reduce a Fund's flexibility to pursue other investment opportunities while options are outstanding. The Large Cap Value and Small Cap Value Funds will only engage in option strategies for non-speculative purposes. These Funds may also purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry. The Large Cap Value and Small Cap Value Funds may each purchase call or put options on securities to the extent that premiums paid by a Fund on such call or put options do not aggregate more than 20% of such Fund's total assets. With regard to the writing of put options, each of the Large Cap Value and Small Cap Value Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets.

Basically, there are two types of options: call options and put options. The purchaser of a call option acquires the right to buy a security at a fixed price during a specified period. The writer (seller) of such an option is then obligated to sell the security if the option is exercised, and bears the risk that the security's market price will increase over the purchase price set by the option. The purchaser of a put option acquires the right to sell a security at a fixed price during a specified period. The writer of such an option is then obligated to buy the security if the option is exercised, and bears the risk that the security's market price will decline from the purchase price set by the option. Options are typically purchased subject to a premium which can reduce the risks retained by the option writer.

As the writer of a covered call option or the purchaser of a secured put option, a Fund must own securities that can be used to cover or secure any such outstanding options. The cover for a call option that is related to a foreign currency can be short-term debt securities having a value equal to the option's face that are denominated in the same currency as the call. Also, when a Fund writes a put option, it must segregate with the Company's custodian either cash or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must at least equal the exercise price of the put option. Segregating assets may limit the Fund's ability to pursue other investment opportunities while options are outstanding.

Options transactions can be voluntarily terminated before the exercise or expiration of the options only by entering into closing transactions. The ability to close out an option depends, in part, upon the liquidity of the option market. If a Fund cannot close an option when it wants, it may miss alternative investment opportunities.

Options trade on U.S. or foreign securities exchanges and in the over-the-counter ("OTC") market. Exchange listed options are three-party contracts issued by a clearing corporation. They generally have standardized prices, expiration dates and performance mechanics. In contrast, all the terms of an OTC option, including price and expiration date, are set by negotiation between the buyer and seller (e.g., a Fund and a securities dealer or other financial institution). A Fund could lose any premium it paid for an OTC option, as well as any anticipated benefits of the transaction, if its counterparty fails to perform under the option's terms. To minimize this risk, the Funds' investment adviser considers the creditworthiness of any counterparties with whom the Funds may engage in OTC options transactions. However, there can be no assurance that a counterparty will remain financially stable while an OTC option is outstanding.

Generally, the staff of the SEC currently requires OTC options and any assets used to cover such options to be treated as illiquid assets because OTC options may not be actively traded. Until the SEC staff revises this position, no Fund will engage in OTC option transactions if, as a result, more than the permitted portion of its net assets is invested in illiquid securities.

During the option period, the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss



B-4                                  THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the writer having to deliver the underlying security to the holder of the option at the exercise price, which will likely be lower than the security's value. For the secured put writer, substantial depreciation in the value of the underlying security would result in the exercise of the option by the holder, thereby obligating the writer to purchase the underlying securities at the exercise price, which will likely exceed the security's value. If a covered call option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the covered call option writer has to sell the underlying security because of the exercise of the call option, the writer realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium. If a secured put option expires unexercised, the writer realizes a gain and the buyer a loss in the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received and any interest income earned on the investment of the premium.

The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security which is already owned, without being required to actually sell that security. At times a Fund may seek to establish a position in securities upon which call options are available. By purchasing a call option a Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

The Funds may also write or purchase spread options, which are options for which the exercise price may be a fixed monetary spread or yield spread between the security underlying the option and another security that is used as a benchmark. Spread options involve the same risks as are associated with purchasing and selling options on securities generally, as described above. The writer (seller) of a spread option which expires unexercised realizes a gain in the amount of the premium and any interest earned on the investment of the premium. However, if the spread option is exercised, the writer will forego the potential for capital appreciation or incur an unrealized loss to the extent the market value of the underlying security exceeds or is less than the exercise price of such spread option. The purchaser of a spread option incurs costs equal to the amount of the premium paid for such option if the spread option expires unexercised, or the associated transaction costs if the purchaser closes out the spread option position.

A Fund which is authorized to buy and sell options may purchase a put option and a call option, each with the same expiration date, on the same underlying security. The Fund will profit from the combination position if an increase or decrease in the value of the underlying security is sufficient for the Fund to profit from exercise of either the call option or the put option. Combined option positions involve higher transaction costs (because of the multiple positions taken) and may be more difficult to open and close out than other option positions.

Options on Securities Indices. The Funds may write or purchase options on securities indices, subject to their general investment restrictions regarding options transactions. Index options offer the Funds the opportunity to achieve many of the same objectives sought through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends on price movements in the market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

Price movements in securities which the Funds own or intend to purchase probably will not correlate perfectly with movements in the level of a securities index and, therefore, the Funds bear the risk of a loss on a securities index option which is not completely offset by movements in the price of such securities. Because securities index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on a specific security, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding underlying securities. The Funds may, however, cover call options written on a securities index by holding a mix of securities which substantially replicate the movement

STATEMENT OF ADDITIONAL INFORMATION                                   B-5
of the index or by holding a call option on the securities index with an exercise price no higher than the call option sold.

When a Fund writes an option on a securities index, it will be required to cover the option or to segregate assets equal in value to 100% of the exercise price in the case of a put, or the contract value in the case of a call. In addition, where a Fund writes a call option on a securities index at a time when the exercise price exceeds the contract value, the Fund will segregate, until the option expires or is closed out, cash, cash equivalents, or other liquid, unencumbered securities equal in value to such excess.

Options on securities indices involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, a purchased option may expire worthless, in which case the premium that was paid for it is lost.

FINANCIAL FUTURES TRANSACTIONS

General. The Large Cap Value Fund and Small Cap Value Fund may enter into interest rate futures contracts and securities index futures contracts (collectively referred to as "financial futures contracts") primarily to hedge (protect) against anticipated future changes in interest rates or equity market conditions which otherwise might affect adversely the value of securities which these Funds hold or intend to purchase. A "sale" of a financial futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value called for by the contract at a specified price during a specified delivery period. A "purchase" of a financial futures contract means the undertaking of a contractual obligation to acquire the securities at a specified price during a specified delivery period.

The Large Cap Value Fund and Small Cap Value Fund may each enter into futures contracts and engage in options transactions related thereto to the extent that not more than 5% of the Fund's total assets are required as futures contract margin deposits and premiums on options, and may engage in such transactions to the extent that obligations relating to such futures and related options on futures transactions represent not more than 25% of the Fund's total assets. The Large Cap Value Fund and Small Cap Value Fund may effect futures transactions through futures commission merchants who are affiliated with an investment adviser or the Fund in accordance with procedures adopted by the Board.

Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument during a specified future period at a specified price. Securities index futures contracts are similar in economic effect, but they are based on a specific index of securities (rather than on specified securities) and are settled in cash. These Funds may also purchase and write put and call options on financial futures contracts as an attempt to hedge against market risks.

The Funds may also invest in financial futures contracts when the purchase of these instruments may provide more liquidity than the direct investment in the underlying securities. The use of these instruments may permit a Fund to gain rapid exposure to the markets following a large inflow of investable cash or in response to changes in investment strategy. The purchase of a financial futures contract may also provide a Fund with a price advantage over the direct purchase of the underlying securities, either based on a differential between the securities and the futures markets or because of the lower transaction costs that are associated with these types of instruments.

There are special risks associated with entering into financial futures contracts. The skills needed to use financial futures contracts effectively are different from those needed to select a Fund's investments. There may be an imperfect correlation between the price movements of financial futures contracts and the price movements of the securities in which a Fund invests. There is also a risk that a Fund will be unable to close a futures position when desired because there is no liquid secondary market for it.

The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movement in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a shareholder. It is possible for a price-related loss to exceed the amount of a Fund's margin deposit.

The Funds may only engage in financial futures transactions on commodities exchanges or boards of trade. A Fund will segregate either cash or liquid, unencumbered securities that are marked-to-market daily to the extent required to comply with the 1940 Act whenever it engages in futures transactions. Segregating assets may limit a Fund's ability to pursue other investment opportunities.

Neither of the Funds will enter into financial futures contracts for speculative purposes.

When a Fund enters into a financial futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities called "initial margin." The initial margin required for a financial futures contract is set by the exchange on which the contract is traded. Subsequent payments, called



B-6                                  THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

"variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. At the time of delivery, pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. With respect to securities index futures contracts, settlement is made by means of a cash payment based on any fluctuation in the contract value since the last adjustment in the variation margin was made.

If a Fund owned long-term bonds and interest rates were expected to rise, it could sell interest rate futures contracts. If interest rates did increase, the value of the bonds in such Fund's portfolio would decline, but this decline should be offset in whole or in part by an increase in the value of the Fund's interest rate futures contracts. If, on the other hand, long-term interest rates were expected to decline, a Fund could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time purchasing interest rate futures contracts on long-term bonds. Thus, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The interest rate futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual commitment is closed out before delivery of the security. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements.

Special Considerations Relating to Financial Futures Contracts. Financial futures contracts entail risks. If the investment adviser's judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. There may also be an imperfect correlation between movements in prices of financial futures contracts and portfolio securities being hedged. The degree of difference in price movement between financial futures contracts and the securities being hedged depends upon such things as differences between the securities being hedged and the securities underlying the financial futures contracts, and variations in speculative market demand for financial futures contracts and securities. In addition, the market prices of financial futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the securities and financial futures markets could result. Price distortions could also result if investors in financial futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions, which would reduce the liquidity of the futures market. In addition, because the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by the speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because there may be an imperfect correlation between movements in the prices of securities and movements in the prices of financial futures contracts, a correct forecast of market trends by the investment adviser may still not result in a successful hedging transaction. If this should occur, the Funds could lose money on the financial futures contracts and also on the value of their portfolio securities.

OPTIONS ON FINANCIAL FUTURES CONTRACTS

The Large Cap Value Fund and the Small Cap Value Fund may purchase and write call and put options on financial futures contracts. An option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a financial futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the financial futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and variation margin with respect to put and call options on a financial futures contract as written by it.

LENDING OF PORTFOLIO SECURITIES

The Large Cap Value Fund and Small Cap Value Fund may lend their portfolio securities to broker-dealers, banks and other institutional investors to earn additional income. Such loans must be continuously secured by collateral, and the loaned securities must be marked-to-market daily. The Funds will generally continue to be entitled to all interest earned or dividends paid on the loaned securities, though lending fees may be paid to the

STATEMENT OF ADDITIONAL INFORMATION                                   B-7
borrower from such interest or dividends. The Funds can increase their income through securities lending by investing the cash collateral deposited by the borrower in short-term interest-bearing obligations that meet the Funds' credit quality requirements and investment policies. As with any extension of credit, however, there are risks of delay in recovery of the loaned securities and collateral should a borrower fail financially.

No Fund will continue to lend securities if, as a result, the aggregate value of securities then on loan would exceed 33 1/3% of that Fund's total assets. A significant portion of a Fund's loan transactions may be with only one or a few institutions at any given time. This practice can increase the risk to the Fund should a borrower fail. Apart from lending securities and acquiring debt securities, the Funds will not make loans to other persons.

The Funds will typically receive commitment fees from the borrowers which are normally payable upon the expiration of the loan transactions. However, if a Fund calls the loaned securities prior to the expiration date of a loan, the Fund may not be entitled to receive the entire commitment fee. The Funds do not expect to call loaned securities prior to the applicable loan expiration date unless the current market value of the loaned securities exceeds the expected return of the loan, including commitment fee income, on the expiration date. These loan transactions may be structured to permit similar, but not necessarily identical, securities to be returned to the Funds upon the expiration of a loan.

Since there are risks of delays in recovery or even loss of rights in the collateral related to all types of secured credit, the loans will be made only to borrowers deemed by the investment adviser to be creditworthy and will not be made unless, in the investment adviser's judgment, the income which can be earned justifies the risk. The Fund could also lose money if it suffers losses on investments made with the cash collateral.

In the event the borrower is unable to complete a loan transaction, or in the event of any default or insolvency of the borrower, each Fund will retain the collateral it received in connection with the loan transaction. If this collateral is insufficient to fully satisfy its rights under the loan agreement, the affected Fund will take whatever steps it deems advisable to satisfy its claim.

The Funds may pay reasonable custodian and administrative fees in connection with the loans.

FOREIGN CURRENCY FUTURES, OPTIONS ON FOREIGN CURRENCY FUTURES AND OPTIONS ON FOREIGN CURRENCIES

The Large Cap Value Fund and Small Cap Value Fund may purchase and sell futures contracts on foreign currencies, related options thereon and options on foreign currencies as a hedge against possible variation in foreign exchange rates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. An option on a foreign currency futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a foreign currency futures contract at a specified price at any time during the period of the option. An option transaction on a foreign currency provides the holder with ability to buy or sell a particular currency at a fixed price on a future date, and is used to hedge the currency exchange rate risk on non-U.S. dollar-denominated securities owned by a Fund, anticipated to be purchased by the Fund, or sold by the Fund but not yet delivered. Options on foreign currencies may be traded on U.S. and foreign exchanges or in the over-the-counter market. As stated above, the Large Cap Value Fund and the Small Cap Value Fund may each enter into futures contracts and engage in options transactions related thereto to the extent that not more than 5% of the Fund's total assets are required as futures contract margin deposits and premiums on options and may engage in such transactions to the extent that obligations relating to such futures and related options on futures transactions represent not more than 25% of the Fund's total assets.

Foreign currency futures contracts and options on foreign currency futures contracts are traded on boards of trade and futures exchanges. Buyers and sellers of foreign currency futures contracts are subject to the same risks which apply to the use of future contracts generally. In addition, there are risks associated with foreign currency futures contracts similar to those associated with options on foreign currencies, described above. Moreover, the ability to close out positions in such options is subject to the maintenance of a liquid secondary market. In order to reduce this risk, a Fund will not purchase or sell options on foreign currency options unless, in the opinion of the Fund's investment adviser, a sufficiently liquid secondary market exists so that the risks connected to such options transactions are not greater than the risks associated with the underlying foreign currency futures contract.

A Fund will only write covered options on foreign currency or foreign currency futures contracts. A put on a foreign currency or foreign currency futures contract written by the Fund will be considered covered if the Fund segregates cash, U.S. government securities or other liquid unencumbered securities, equal to the average exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by the Fund will be considered covered if the Fund owns short term debt securities with a value equal to the face amount of the option contract-denominated in the currency upon which the call is written.



B-8                                  THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

A Fund will purchase an option on foreign currency as a hedge against fluctuations in exchange rates. However, should exchange rates move adversely to the Fund's position, the Fund may forfeit both the entire price of the option plus the related transaction costs.

Engaging in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association ("NFA") nor any domestic (U.S.) exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the exchange may be liquidated by a transaction on the appropriate domestic market. Moreover, applicable laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. Therefore, entities (such as the Funds) which trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, Commodity Futures Trading Commission ("CFTC") regulations, the rules of the NFA or those of a domestic (U.S.) exchange. In particular, monies received from customers for foreign futures or foreign options transactions may not be provided the same protections as monies received in connection with transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the order for the futures contract or option is placed and the time it is liquidated, offset or exercised.

FOREIGN SECURITIES AND FORWARD FOREIGN CURRENCY TRANSACTIONS

From time to time, the Funds may invest in securities of domestic (U.S.) or foreign companies which are issued and settled overseas. Investing overseas involves different and additional investment risks from investing in the U.S. For example: (1) there may be less publicly available or less reliable information about foreign companies and such companies may be subject to less regulation and supervision than U.S. companies; (2) foreign stock exchanges and brokers may be subject to less governmental regulation than similar U.S. entities; (3) securities of foreign companies may be less liquid or more volatile than securities of U.S. companies; (4) foreign companies may not be subject to the same accounting, auditing examination and recordkeeping requirements which are imposed on U.S. companies; and (5) securities issued by foreign companies may be adversely affected by political or economic unrest, restrictions on the flow of international capital, taxes on income from sources in such countries, expropriation, nationalization, confiscatory taxation, investment or currency exchange controls, or other foreign governmental laws or restrictions applicable to the payment of such securities. In addition, the time period for settlement of transactions in foreign securities may be longer than the corresponding period for settlement of transactions in domestic securities. It may also be more difficult to obtain and enforce judgments against foreign entities.

The foreign securities held by the Large Cap Value Fund and Small Cap Value Fund may be denominated in foreign currencies and the Funds may temporarily hold foreign currency in connection with such investments. As a result, the value of the assets held by a Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The Funds may also enter into forward foreign currency exchange contracts ("forward currency contracts") in an effort to control some of the uncertainties of foreign currency exchange rate fluctuations. A forward currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. The Funds will not engage in forward currency contracts for speculation, but only as an attempt to hedge against changes in currency exchange rates affecting the values of securities which a Fund holds or intends to purchase. Thus, a Fund will not enter into a forward currency contract if such contract would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that (or a correlated) currency. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Fund will segregate cash, or liquid unencumbered securities in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contracts, marked-to-market daily.

A Fund will normally be expected to use forward currency contracts to fix the value of certain securities it has agreed to buy or sell. For example, when a Fund enters into a contract to purchase or sell securities denominated in a particular foreign currency, the Fund could effectively fix the maximum cost of those securities by purchasing or selling a foreign currency contract, for a fixed value of another currency, in the amount of foreign currency involved in the underlying transaction. In this way, the Fund can protect the value of securities in the underlying transaction from an adverse change in the exchange rate between the currency of the underlying securities in the transaction and the currency denominated in the foreign currency contract, during the period between the date the security is purchased or sold and the date on which payment is made or received.

STATEMENT OF ADDITIONAL INFORMATION                                        B-9

Each Fund may also use forward currency contracts to hedge the value, in U.S. dollars, of securities it currently owns. For example, if a Fund holds securities denominated in a foreign currency and anticipates a substantial decline (or increase) in the value of that currency against the U.S. dollar, the Fund may enter into a foreign currency contract to sell (or purchase), for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of all or a portion of the securities held which are denominated in such foreign currency.

Upon the maturity of a forward currency transaction, the Funds may either accept or make delivery of the currency specified in the contract or, at any time prior to maturity, enter into a closing transaction which involves the purchase or sale of an offsetting contract. An offsetting contract terminates a Fund's contractual obligation to deliver the foreign currency pursuant to the terms of the forward currency contract by obligating the Fund to purchase the same amount of the foreign currency, on the same maturity date and with the same currency trader, as specified in the forward currency contract. The Fund will realize a gain or loss as a result of entering into such an offsetting contract to the extent the exchange rate between the currencies involved moved between the time of the execution of the original forward currency contract and the offsetting contract.

The use of forward currency contracts to protect the value of securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities a Fund owns or intends to acquire, but it does fix a future rate of exchange. Although such contracts minimize the risk of loss resulting from a decline in the value of the hedged currency, they also limit the potential for gain resulting from an increase in the value of the hedged currency. The benefits of forward currency contracts to the Funds will depend on the ability of the Funds' investment adviser to accurately predict future currency exchange rates.

REGULATORY RESTRICTIONS

To the extent required to comply with the 1940 Act and rules and interpretations thereunder, a Fund may not maintain open short positions in financial futures contracts, call options written on financial futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. When purchasing a financial futures contract or writing a put option on a financial futures contract, the Fund must segregate cash, cash-equivalents (including any margin) or other liquid, unencumbered securities equal to the market value of such contract. These cover and segregation requirements may limit the Fund's ability to pursue other investment opportunities.

In order to comply with the Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," a Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come with the meaning and intent of Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the CFTC Regulations) may be excluded in computing such 5%.

OTHER

The Funds may alter their investment practices on a temporary or emergency basis when the Funds' investment adviser believes it is appropriate due to political, economic or other circumstances. All of the Funds may invest in cash or cash equivalents and repurchase agreements in these circumstances. The Large Cap Value Fund and Small Cap Value Fund may invest in short-term debt instruments of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies which may be denominated in any currency.

Securities of other investment companies may be acquired by a Fund to the extent that the purchases are consistent with that Fund's investment objectives and restrictions and are permitted under the 1940 Act. Section 12(d)(1) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Certain exceptions to these limitations may apply. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees.

These expenses would be in addition to the expenses that such a Fund would bear in connection with its own operations.



B-10                                  THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

FUND MANAGEMENT

As a Maryland Corporation, the Company is managed by its Board of Directors. The directors meet regularly to review each Fund's investments, performance, expenses and other business affairs. The directors also elect the Company's officers. The Board currently consists of eight directors, five of whom are not "interested persons" of the Company within the meaning of the 1940 Act (the "Disinterested Directors"). These five directors are also members of the Audit Committee and the Nominating and Governance Committee of the Board. The Audit Committee is responsible for the selection and evaluation of the independent accountants for the Company. The Nominating Committee is responsible for recommending to the Trustees those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meetings. The Audit Committee met four times and the Nominating and Governance Committee met once during the fiscal year ended December 31, 2001.


The directors and officers of the Company are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004 unless otherwise noted. The "Guardian Fund Complex" is comprised of (1) the Company, (2) The Guardian Bond Fund, Inc., (3) The Guardian Cash Fund, Inc., (4) The Park Avenue Portfolio (a series trust consisting of The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian High Yield Bond Fund, The Guardian Cash Management Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian Asset Allocation Fund and The Guardian S&P 500 Index Fund and (5) GIAC Funds, Inc. (formerly GBG Funds, Inc.) (a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund).

                             INTERESTED DIRECTORS*

--------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF FUNDS
                                                                                                   IN THE
                                   POSITION     TERM OF OFFICE                                 GUARDIAN FUND
                                   WITH THE     AND LENGTH OF   PRINCIPAL OCCUPATIONS DURING  COMPLEX OVERSEEN
    NAME, ADDRESS AND AGE          COMPANY       TIME SERVED+           PAST 5 YEARS            BY DIRECTOR
--------------------------------------------------------------------------------------------------------------
 Arthur V. Ferrara (72)         Director        Since 1987      Retired. Former Chairman of          19
 70 Baldwin Farms South                                         the Board and Chief
 Greenwich, Connecticut 06831                                   Executive Officer, The
                                                                Guardian Life Insurance
                                                                President, Director and
                                                                Chief Company of America
                                                                1/93-12/95; Executive
                                                                Officer prior thereto;
                                                                Director 1/81-present.
                                                                Director (Trustee) of all of
                                                                the mutual funds within the
                                                                Guardian Fund Complex.
--------------------------------------------------------------------------------------------------------------

 Leo R. Futia (83)              Director        Since 1982      Retired. Former Chairman of          19
 18 Interlaken Road                                             the Board and Chief
 Greenwich, Connecticut 06830                                   Executive Officer, The
                                                                Guardian Life Insurance
                                                                Company of America; Director
                                                                5/70-present. Director
                                                                (Trustee) of all of the
                                                                mutual funds within the
                                                                Guardian Fund Complex.
--------------------------------------------------------------------------------------------------------------

 Dennis J. Manning (55)         Director        Since 2003      President & Chief Executive          19
                                                                Officer, The Guardian Life
                                                                Insurance Company of America
                                                                since 1/03; President &
                                                                Chief Operating Officer,
                                                                1/02 to 12/02; Executive
                                                                Vice President & Chief
                                                                Operating Officer, 1/01 to
                                                                12/01; Executive Vice
                                                                President, Individual
                                                                Markets & Group Pensions,
                                                                1/99 to 12/00; Senior Vice
                                                                President, Individual
                                                                Markets & Group Pensions,
                                                                6/98 to 12/98; Senior Vice
                                                                President, Chief Marketing
                                                                Officer prior thereto.
                                                                Director of The Guardian
                                                                Insurance & Annuity Company,
                                                                Inc. since 3/01.
--------------------------------------------------------------------------------------------------------------

------------------------------  ---------------------

                                        OTHER
    NAME, ADDRESS AND AGE           DIRECTORSHIPS
------------------------------  ---------------------
 Arthur V. Ferrara (72)         Director of 4 mutual
 70 Baldwin Farms South         funds sponsored by
 Greenwich, Connecticut 06831   Gabelli Asset
                                Management.
---------------------------------------------------------------------------
 Leo R. Futia (83)              None
 18 Interlaken Road
 Greenwich, Connecticut 06830
-------------------------------------------------------------------------------------------------
 Dennis J. Manning (55)         None
--------------------------------------------------------------------------------------------------------------



* "Interested Director" means one who is an "interested person" under the 1940 Act by virtue of a current or past position with The Guardian Life Insurance Company of America, the indirect parent company of Guardian Investor Services LLC, the investment adviser of certain funds in the Guardian Fund Complex.


STATEMENT OF ADDITIONAL INFORMATION

                            DISINTERESTED DIRECTORS

--------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF FUNDS
                                                                                                   IN THE
                                   POSITION     TERM OF OFFICE                                 GUARDIAN FUND
                                   WITH THE     AND LENGTH OF   PRINCIPAL OCCUPATIONS DURING  COMPLEX OVERSEEN
    NAME, ADDRESS AND AGE          COMPANY       TIME SERVED+           PAST 5 YEARS            BY DIRECTOR
--------------------------------------------------------------------------------------------------------------
 Frank J. Fabozzi (54)          Director        Since 1992      Adjunct Professor of                 23
 858 Tower View Circle                                          Finance, School of
 New Hope, Pennsylvania 18938                                   Management -- Yale
                                                                University 2/94-present;
                                                                Visiting Professor of
                                                                Finance and Accounting,
                                                                Sloan School of
                                                                Management -- Massachusetts
                                                                Institute of Technology
                                                                prior thereto. Editor,
                                                                Journal of Portfolio
                                                                Management. Director
                                                                (Trustee) of all of the
                                                                mutual funds within the
                                                                Guardian Fund Complex.
--------------------------------------------------------------------------------------------------------------

 William W. Hewitt, Jr. (74)    Director        Since 1989      Retired. Former Executive            23
                                                                Vice President, Shearson
                                                                Lehman Brothers, Inc.
                                                                Director (Trustee) of all of
                                                                the mutual funds within the
                                                                Guardian Fund Complex.
--------------------------------------------------------------------------------------------------------------

 Sidney I. Lirtzman (72)        Director        Since 1987      Professor of Management              23
 38 West 26th Street                                            9/67- present and Interim
 New York, New York 10010                                       President 9/99-present; and
                                                                Acting Dean of the Zicklin
                                                                School of Business
                                                                Management 2/95-9/99, City
                                                                University of New
                                                                York -- Baruch College.
                                                                President, Fairfield
                                                                Consulting Associates, Inc.
                                                                Director, since 6/01
                                                                Youthstream, Inc. Member
                                                                Advisory Board of Directors,
                                                                New York City Independent
                                                                Budget Office 5/98 to 5/01.
                                                                Director (Trustee) of all of
                                                                the mutual funds within the
                                                                Guardian Fund Complex.
--------------------------------------------------------------------------------------------------------------

 Carl W. Schafer (66)           Director        Since 1996      President, Atlantic                  23
 66 Witherspoon Street, #1100                                   Foundation (a charitable
 Princeton, New Jersey 08542                                    foundation supporting mainly
                                                                oceanographic exploration
                                                                and research). Director of
                                                                Roadway Corporation
                                                                (trucking), Labor Ready,
                                                                Inc. (provider of temporary
                                                                manual labor) and Frontier
                                                                Oil Corporation. Chairman of
                                                                the Investment Advisory
                                                                Committee of the Howard
                                                                Hughes Medical Institute
                                                                1985-1992. Director
                                                                (Trustee) of all of the
                                                                mutual funds within the
                                                                Guardian Fund Complex.
--------------------------------------------------------------------------------------------------------------

 Robert G. Smith (70)           Director        Since 1982      President, Smith Affiliated          23
 132 East 72nd Street                                           Capital Corp. since 4/82.
 New York, New York 10021                                       Director (Trustee) of all of
                                                                the mutual funds within the
                                                                Guardian Fund Complex.
--------------------------------------------------------------------------------------------------------------

------------------------------  ---------------------

                                        OTHER
    NAME, ADDRESS AND AGE           DIRECTORSHIPS
------------------------------  ---------------------
 Frank J. Fabozzi (54)          Director (Trustee) of
 858 Tower View Circle          various closed-end
 New Hope, Pennsylvania 18938   investment companies
                                sponsored by
                                Blackstone Financial
                                Management. Director
                                of Black Rock Funds.
--------------------------------------------------------------------------------------------------------------
 William W. Hewitt, Jr. (74)    Director (Trustee) of
                                various mutual funds
                                sponsored by UBS
                                Global Asset
                                Management (US) Inc.
                                (f/k/a Mitchell
                                Hutchins Asset
                                Management, Inc.) and
                                UBS PaineWebber, Inc.
--------------------------------------------------------------------------------------------------------------
 Sidney I. Lirtzman (72)        None
 38 West 26th Street
 New York, New York 10010
--------------------------------------------------------------------------------------------------------------
 Carl W. Schafer (66)           Director (Trustee) of
 66 Witherspoon Street, #1100   various mutual funds
 Princeton, New Jersey 08542    sponsored by UBS
                                Global Asset
                                Management (US) Inc.
                                (f/k/a Mitchell
                                Hutchins Asset
                                Management, Inc). and
                                UBS PaineWebber,
                                Inc., Harding Loerner
                                (4 funds) and Ell
                                Realty Securities
                                Fund (1 fund).
--------------------------------------------------------------------------------------------------------------
 Robert G. Smith (70)           None
 132 East 72nd Street
 New York, New York 10021
--------------------------------------------------------------------------------------------------------------

                                      THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

                                    OFFICERS



---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 NUMBER OF FUNDS
                                                                                                                      IN THE
                                   POSITION     TERM OF OFFICE                                                    GUARDIAN FUND
                                   WITH THE     AND LENGTH OF            PRINCIPAL OCCUPATIONS DURING            COMPLEX OVERSEEN
    NAME, ADDRESS AND AGE          COMPANY       TIME SERVED+                    PAST 5 YEARS                       BY OFFICER
---------------------------------------------------------------------------------------------------------------------------------
 Joseph A. Caruso (50)          Senior Vice     Since 1992      Senior Vice President and Corporate Secretary,          19
 132 East 72nd Street           President and                   The Guardian Life Insurance Company of America
 New York, New York 10021       Secretary                       since 1/01; Vice President and Corporate
                                                                Secretary prior thereto; Director, Senior Vice
                                                                President and Secretary, The Guardian Insurance
                                                                & Annuity Company, Inc. Manager, Senior Vice
                                                                President and Secretary, Guardian Investor
                                                                Services LLC and Park Avenue Securities LLC.
                                                                Secretary, Park Avenue Life Insurance Company,
                                                                Guardian Baillie Gifford Limited and all of the
                                                                mutual funds within the Guardian Fund Complex.
---------------------------------------------------------------------------------------------------------------------------------

 Richard A. Goldman (39)        Managing        Since 2001      Managing Director, Equity Investments, The              17
                                Director                        Guardian Life Insurance Company of America,
                                                                since 7/01. Director, Citigroup Asset
                                                                Management prior thereto. Officer of various
                                                                mutual funds within the Guardian Fund Complex.
---------------------------------------------------------------------------------------------------------------------------------

 Jonathan C. Jankus (55)        Managing        Since 1999      Managing Director, Investments, The Guardian            14
                                Director                        Life Insurance Company of America, since 3/98;
                                                                Second Vice President, Investments, prior
                                                                thereto. Managing Director, The Guardian
                                                                Insurance & Annuity Company, Inc. Officer of
                                                                various mutual funds within the Guardian Fund
                                                                Complex.
---------------------------------------------------------------------------------------------------------------------------------

 Ann T. Kearney (51)            Controller      Since 1987      Second Vice President, Group Pensions, The              16
                                                                Guardian Life Insurance Company of America.
                                                                Second Vice President of The Guardian Insurance
                                                                & Annuity Company, Inc. and Guardian Investor
                                                                Services LLC. Controller of various mutual
                                                                funds within the Guardian Fund Complex.
---------------------------------------------------------------------------------------------------------------------------------

 Peter J. Liebst (46)           Managing        Since 1999      Managing Director, The Guardian Life Insurance          14
                                Director                        Company of America, since 8/98. Vice President,
                                                                Van Kampen American Capital Investment Advisory
                                                                Corporation, prior thereto. Officer of various
                                                                mutual funds within the Guardian Fund Complex.
---------------------------------------------------------------------------------------------------------------------------------

 John B. Murphy (57)            Managing        Since 1991      Managing Director, Equity Securities, The               14
                                Director and                    Guardian Life Insurance Company of America,
                                Treasurer                       since 6/97; Second Vice President prior
                                                                thereto. Officer of various mutual funds within
                                                                the Guardian Fund Complex.
---------------------------------------------------------------------------------------------------------------------------------

 Frank L. Pepe (60)             Vice President  Since 1995      Vice President and Equity Controller, The               19
                                                                Guardian Life Insurance Company of America.
                                                                Vice President and Controller, The Guardian
                                                                Insurance & Annuity Company, Inc. and Guardian
                                                                Investor Services LLC. Officer of all of the
                                                                mutual funds within the Guardian Fund Complex.
---------------------------------------------------------------------------------------------------------------------------------

 Richard T. Potter, Jr. (47)    Vice President  Since 1992      Vice President and Equity Counsel, The Guardian         19
                                and Counsel                     Life Insurance Company of America. Vice
                                                                President and Counsel, The Guardian Insurance &
                                                                Annuity Company, Inc., Guardian Investor
                                                                Services LLC, Park Avenue Securities LLC and
                                                                all of the mutual funds within the Guardian
                                                                Fund Complex
---------------------------------------------------------------------------------------------------------------------------------

 Robert A. Reale (41)           Managing        Since 2001      Managing Director, Investments, The Guardian            19
                                Director                        Life Insurance Company of America, since 3/01;
                                                                Second Vice President, Investments 10/99-2/01.
                                                                Assistant Vice President, MetLife prior
                                                                thereto.
---------------------------------------------------------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 NUMBER OF FUNDS
                                                                                                                      IN THE
                                   POSITION     TERM OF OFFICE                                                    GUARDIAN FUND
                                   WITH THE     AND LENGTH OF            PRINCIPAL OCCUPATIONS DURING            COMPLEX OVERSEEN
    NAME, ADDRESS AND AGE          COMPANY       TIME SERVED+                    PAST 5 YEARS                       BY OFFICER
---------------------------------------------------------------------------------------------------------------------------------
 Thomas G. Sorell (46)          President       Since 1997      Senior Managing Director, Fixed Income                  20
                                                                Securities, The Guardian Life Insurance Company
                                                                of America since 3/00. Vice President, Fixed
                                                                Income Securities prior thereto. Senior
                                                                Managing Director, The Guardian Insurance &
                                                                Annuity Company, Inc. and Guardian Investor
                                                                Services LLC. Managing Director, Investments:
                                                                Park Avenue Life Insurance Company. Officer of
                                                                various mutual funds within the Guardian Fund
                                                                Complex.
---------------------------------------------------------------------------------------------------------------------------------

 Donald P. Sullivan, Jr. (46)   Vice President  Since 1995      Vice President, Equity Administration, The              19
                                                                Guardian Life Insurance Company of America
                                                                since 3/99. Second Vice President, Equity
                                                                Administration prior thereto. Vice President,
                                                                The Guardian Insurance & Annuity Company, Inc.
                                                                and Guardian Investor Services LLC. Officer of
                                                                all of the mutual funds within the Guardian
                                                                Fund Complex.
---------------------------------------------------------------------------------------------------------------------------------


+ There is no set term of office for Directors and Officers. The table reflects the number of years for which each person has served as Director and/or Officer.


The Guardian Fund Complex pays Disinterested Directors fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on assets. Board committee members also receive $2,000 per committee meeting. Directors who are "interested persons," except Mr. Manning, receive the same fees, but they are paid by GIS. Mr. Manning receives no compensation for his services as a Fund Director. All officers of the Company are employees of Guardian Life; they receive no compensation from the Company.


The following table provides information about the compensation paid by the Company for the Funds and the Guardian Fund Complex to the Company's Directors for the year ended December 31, 2001.

                               COMPENSATION TABLE*


                                                                                            Total
                                                    Accrued                              Compensation
                             Aggregate            Pension or          Estimated       from the Portfolio
                            Compensation      Retirement Benefits   Benefits Upon     and Other Members
    Name and Title       from the Company**   Paid by the Company    Retirement      of the Fund Complex+
    --------------       ------------------   -------------------   -------------    --------------------
Frank J. Fabozzi,
  Director.............             $12,592                   N/A             N/A                  $73,501
William W. Hewitt, Jr.,
  Director.............             $12,592                   N/A             N/A                  $73,501
Sidney I. Lirtzman,
  Director.............             $12,592                   N/A             N/A                  $73,501
Carl W. Schafer,
  Director.............             $12,592                   N/A             N/A                  $73,501
Robert G. Smith,
  Director.............             $12,244                   N/A             N/A                  $72,652


* Directors who are "interested persons" of the Company are not compensated by the Company, so information about their compensation is not included in this table.

** Includes compensation paid to attend meetings of the Board's Audit and Nominating and Governance Committees.


+ The Fund Complex is comprised of five registrants. Each of these registrants is described at the beginning of this section.

                                      THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

The following table sets forth the dollar range of equity securities in the Funds beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a Director in the Guardian Fund Complex as of December 31, 2001.


                         DIRECTOR SHARE OWNERSHIP TABLE


                                                                                 Aggregate Dollar Range
                                                                            of Equity Securities in All
                                                   Dollar Range of      Registered Investment Companies
                                                  Equity Securities                Overseen By Director
Name of Director                                    in the Funds*              in Guardian Fund Complex
----------------                                  -----------------     -------------------------------
Frank J. Fabozzi.............................                                                        $0
Arthur V. Ferrara............................                                             Over $100,000
Leo R. Futia.................................                                             Over $100,000
William W. Hewitt, Jr........................                                                        $0
Sidney I. Lirtzman...........................                                              $1 - $10,000
Dennis J. Manning............................                                             Over $100,000
Carl W. Schafer..............................                                                        $0
Robert G. Smith..............................                                                        $0



* There is no information provided for the Funds since they had not commenced operations until January 27, 2003.


Because GIS is wholly-owned by Guardian Life, a mutual insurance company, no Director owns any securities in GIS or any entity in a control relationship to GIS.


The Company's officers and directors had an aggregate interest of less than 1% in each Fund's outstanding shares as of January 27, 2003.


The Funds permit "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policies ("Ethics Policies") that has been adopted by the Company's Boards. Access Persons are required to follow the guidelines established by the Ethics Policies in connection with all personal securities transactions and are subject to certain prohibitions on personal trading. The Funds' investment adviser, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Ethics Policies, must adopt and enforce its own Code of Ethics appropriate to its operations. The Board is required to review and approve the Codes of Ethics for the investment adviser. The investment adviser is also required to report to the Funds' board on a quarterly basis with respect to its compliance with the requirements of Rule 17j-1, including any material violations thereof which may potentially affect the Funds.


GUARDIAN LIFE AND OTHER FUND AFFILIATES

The remaining shares of these Funds were owned by The Guardian Insurance & Annuity Company, Inc. ("GIAC"), allocated among GIAC's separate accounts. GIAC is a wholly owned subsidiary of Guardian Life. The executive offices of GIAC and Guardian Life are located at 7 Hanover Square, New York, New York 10004.

INVESTMENT ADVISER AND OTHER SERVICES
GUARDIAN INVESTOR SERVICES LLC ("GIS"). GIS is the investment adviser for each of the Funds. Under the investment advisory agreement between the Company and GIS, GIS furnishes investment advice and provides or pays for certain of each Fund's administrative costs. Among other things, GIS pays the fees and expenses of the Company's Directors who are interested persons under the 1940 Act. Under the investment advisory agreement, GIS has also agreed to assume those operating expenses of the Funds (excluding interest charges and income, franchise and other taxes) that exceed one percent (1%) of average daily net assets for any fiscal year. With respect to the Large Cap Value and Small Cap Value Funds, GIS has, in turn, entered into an investment sub-advisory agreement with UBS Global Asset Management (Americas) Inc. appointing the latter as investment sub-adviser (see "UBS Global Asset Management (Americas) Inc. " below).

The investment advisory agreement between the Company and GIS will continue in full force and effect from year to year so long as its continuance is specifically approved at least annually by vote of a majority of the Company's outstanding voting shares, or by vote of the Company's Board of Directors, including a majority of the Disinterested Directors who are not parties to the agreement, cast in person at a meeting called for that purpose. The agreement will terminate automatically upon its assignment, and may be terminated without penalty at any time by either party upon 60 days' written notice.

STATEMENT OF ADDITIONAL INFORMATION

The investment advisory agreement provides that neither GIS nor any of its personnel shall be liable for any error of judgment or mistake of law or for any loss suffered by GIS or the Funds in connection with the matters to which the investment advisory agreement relates, except for loss resulting from willful misfeasance or misconduct, willful default, bad faith, or gross negligence in the performance of its or his/her duties on behalf of GIS or the Funds or from reckless disregard by GIS or any such person of the duties of GIS under the investment advisory agreement.

If the investment advisory agreement is terminated and it is not replaced by an agreement with another affiliate of Guardian Life, the Company's continued use of the name "The Guardian Variable Contract Funds, Inc." is subject to the approval of Guardian Life, because Guardian Life maintains the exclusive ownership interest of the service mark "The Guardian Variable Contract Funds, Inc." UBS Global AM, or its affiliated persons (as defined in the 1940 Act), owns all rights, title, and interest to (and remains the exclusive owner of) all intellectual property rights related to "UBS". If the investment sub-advisory agreement between GIS and UBS Global AM is transferred or assigned to an entity that is not an affiliated person of UBS Global AM or upon termination of such sub-advisory agreement with respect to a Fund, GIS will cease to use "UBS" or any similar name, delete "UBS" from the name of such Fund, and take all further actions described in the sub-advisory agreement.

A service agreement between GIS and Guardian Life provides that Guardian Life will furnish the office space, clerical staff, services and facilities which GIS needs to perform under the investment advisory agreement. GIS's officers are salaried employees of Guardian Life; they receive no compensation from GIS. GIS reimburses Guardian Life for its expenses under the service agreement.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"). UBS Global AM is the investment sub-adviser for the Large Cap Value and Small Cap Value Funds pursuant to written a investment sub-advisory agreement with GIS. Pursuant to this investment sub-advisory agreement and subject to the supervision and direction of the Company's Board and GIS, and any written guidelines adopted by the Board or GIS and furnished to UBS Global AM, UBS Global AM will provide an investment management program for all or a designated portion of the assets of the two Funds, including investment research and discretionary management with respect to all securities and investments in the two Funds. UBS Global AM is responsible for placing purchase and sell orders with broker-dealers, which may include broker-dealers affiliated with UBS Global AM, and for negotiating commissions, if any, paid on investments and other related transactions for the portion of each Fund's assets that UBS Global AM manages, subject to review by GIS. GIS continually monitors and evaluates the performance of UBS Global AM.

The investment sub-advisory agreement will continue in full force and effect with respect to each Fund for two years from its effective date and, thereafter if not terminated as to a certain Fund, will automatically renew and continue from year to year, provided its continuance is specifically approved at least annually (1) by a vote of the majority of the Directors who are not parties to the investment sub-advisory agreement or "interested persons" of GIS or UBS Global AM, cast in person at a meeting called for the purpose of voting on such continuance and (2) by either (a) a majority of the outstanding securities of the respective Funds or (b) the Board of Directors of the Company.

                                      THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

The investment sub-advisory agreement provides that neither UBS Global AM, nor any of its directors, officers, employees, agents, or affiliates shall be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, the Company, its shareholders or by GIS in connection with the matters to which the investment sub-advisory agreement relates, except for any loss resulting from UBS Global AM's, or any of its directors', officers', employees', agents' (excluding any broker-dealer selected by UBS Global AM), or affiliates' willful misfeasance, bad faith, or gross negligence in the performance of its or his/her duties on behalf of GIS or the Funds or from reckless disregard by UBS Global AM of its obligations and duties under the investment sub-advisory agreement.

The investment sub-advisory agreement includes a provision that if any 1940 Act requirement reflected in the investment sub-advisory agreement is made less restrictive by rule, regulation or order of the SEC, then any provision of the investment sub-advisory agreement which reflects such 1940 Act requirement shall be deemed to incorporate the effect of such rule, regulation or order.

The investment sub-advisory agreement may be terminated at any time, without penalty, by vote of the Board or by a vote of a majority of the outstanding voting securities of such Fund on 60 days' written notice to UBS Global AM. UBS Global AM may terminate the agreement at any time, without payment of any penalty, on 90 days' written notice to GIS. GIS, after providing prior written notice to UBS Global AM, may also immediately terminate the investment sub-advisory agreement, without penalty, in the event of (i) material breach by UBS Global AM of any of the representations and warranties set forth in a certain section of the agreement, or (ii) if, in the reasonable judgment of GIS, UBS Global AM becomes unable to discharge its duties and obligations under the investment sub-advisory contract. The investment sub-advisory agreement will terminate automatically upon its assignment (or upon termination of GIS' advisory agreement with the Company as it relates to a respective Fund), except to the extent permitted under the investment sub-advisory agreement. Termination of the investment sub-advisory agreement with respect to one Fund will not affect its validity with respect to the other Fund.

Of the management fees that it receives under its investment advisory agreement with the Large Cap Value and Small Cap Value Funds, GIS pays to UBS Global AM as compensation for its services as the Funds' investment sub-adviser: (1) 0.43% of the average daily net assets of the Large Cap Value Fund and (2) 0.60% of the average daily net assets of the Small Cap Value Fund not exceeding $50 million and 0.55% of the average daily net assets of the Small Cap Value Fund in excess of $50 million.

(See the Prospectus section entitled "Management" for more information about the Portfolio's investment advisory agreements.)

Matters Considered by the Board. In approving the investment advisory agreement and the investment sub-advisory agreement, the Board reviewed reports prepared by GIS, materials provided by Fund counsel and counsel to the independent Directors, as well as other information. The Board considered the nature and quality of the investment advisory services to be provided to the Funds by GIS and UBS Global AM under the respective investment advisory agreement and the investment sub-advisory agreement and the personnel who would provide these services. In addition, the Board considered other services to be provided to the Funds by GIS and UBS Global AM, such as administrative services, fund accounting, assistance in meeting legal and regulatory requirements, and coordination of the activities of the Funds' other service providers as well as other services necessary for the Funds' operation.

The Board considered the fees to be paid to GIS and UBS Global AM for investment advisory services. In connection with its review of the fees to be paid to GIS and UBS Global AM, the Board reviewed information prepared by an independent source comparing each Fund's advisory fee rate and overall expense ratio with those of comparable funds.

Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services to be provided by GIS and UBS Global AM to the Funds and that the management fee rate was reasonable in relation to such services. The independent Directors of the Company were assisted by independent legal counsel in their deliberations.

PORTFOLIO TRANSACTIONS AND BROKERAGE
GIS currently serves as investment adviser to several other Guardian-sponsored mutual funds. UBS Global AM currently serves as investment sub- adviser to two series of one other Guardian sponsored mutual fund. In the future, each of GIS and UBS Global AM (collectively, the "Advisers") may act as investment advisers to other Guardian sponsored mutual funds or GIAC separate accounts. At times, concurrent investment decisions may be made to purchase or sell the same investment security on behalf of the Funds and one or more of the other clients advised by the Advisers. Each Adviser will attempt to allocate purchase and sale transactions among the Funds and such other clients over a period of time on a fair and equitable basis relative to each account, which

STATEMENT OF ADDITIONAL INFORMATION                                        B-17
may or may not be beneficial to the Funds. The Advisers are each registered with the SEC as investment advisers.

The Advisers have no formula for the distribution of brokerage business when placing orders to buy and sell approved investments. For over-the-counter transactions, the Advisers will attempt to deal with a primary market maker unless better prices and execution are available elsewhere. In allocating portfolio transactions to different brokers, each Adviser gives consideration to brokers whom it believes can obtain the best net result in terms of price and execution of orders, and to brokers who furnish research and brokerage services proprietary to that firm or from a third party. The Advisers are authorized to pay a commission in excess of that which another broker may charge for effecting the same transaction if the Advisers consider that the commissions it pays for brokerage and research services data are appropriate and reasonable for the services rendered. The research services and brokerage services which the Advisers receive in connection with the Funds' portfolio transactions may be used by the Advisers to benefit its other clients and will not necessarily be used in connection with the Funds. Examples of such brokerage or research services include furnishing written or oral research reports regarding the economy, industries, political developments, securities, pricing and appraisal services, credit analyses, risk analyses and other analyses and effecting trades and performing functions incidental to securities transactions (such as clearance, settlement and custody). The Advisers are of the opinion that since the research material must be reviewed and analyzed by the Adviser's staff, its receipt and use of such material does not tend to reduce expenses, but may be beneficial to the Funds by supplementing the Adviser's research and analysis. Any investment advisory or other fees paid by a Fund to an Adviser are not reduced as a result of the Adviser's receipt of research services.

If the Advisers receive a service from a broker that has both a research and non-research use, the Adviser will make a good faith allocation between the research and non-research uses of the service. The portion of the service that has a research purpose may be paid for with Fund commissions, and the portion of the service that has a non-research purpose will be paid for by the Adviser with its own funds. Although the Advisers face a potential conflict of interest in making this good faith allocation, the Advisers believe that the allocation procedures are designed to ensure that it appropriately allocates the anticipated use of such services.

While the Advisers will be primarily responsible for placing orders for the purchase and sale of portfolio securities, the policies and practices will be subject to review by the Board of Directors. Because the Funds are newly organized no brokerage commissions have been paid for the Funds as of the date of this Statement of Additional Information.

In any particular year, market conditions could necessitate portfolio activity which results in high or low turnover rates. Portfolio turnover is calculated by dividing the lesser of purchases or sales of a Fund's securities during a fiscal year by the average monthly value of the Fund's securities during such fiscal year. In determining the portfolio turnover rate, all securities whose maturities or expiration dates at the time of acquisition were one year or less are excluded. Turnover rates may be affected by factors such as purchase and redemption requirements and market volatility, and may vary greatly from time to time. The portfolio turnover rate of a Fund may be higher during its early history. Increased portfolio turnover will not necessarily indicate a variation from a Fund's stated investment policies, but may result in greater brokerage commissions and, consequently, higher expenses.

TAXES
The Funds qualify and intend to remain qualified to be taxed as regulated investment companies under certain provisions of the U.S. Internal Revenue Code of 1986 as amended (the "Code"). So long as the Funds qualify as regulated investment companies and comply with the provisions of the Code pertaining to regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gains) to their shareholders, the Funds will generally not incur a tax liability on that portion of their net ordinary income and net realized capital gains which have been distributed to their shareholders. Accordingly, the Funds intend to distribute all or substantially all of their net investment income and net capital gains.

To qualify for treatment as a regulated investment company, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived in connection with the pursuit of its investment objectives; (ii) must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions); and (iii) must be diversified such that at the close of each quarter of the Fund's taxable year (a) at least 50% of the value of its total assets consists of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than



B-18                                  THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

10% of the outstanding voting securities of the issuer and (b) not more than 25% of the value of the Fund's total assets are invested in securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer. The Code and its related Treasury Department regulations require mutual funds that are offered through insurance company separate accounts to also meet certain additional diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. GIS intends to diversify each of the Fund's investments in accordance with those requirements. If a Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state corporate taxes on its taxable income and gains, distributions to its shareholders will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits, and owners of GIAC's variable annuities and life insurance products could lose the benefit of tax deferral on distributions made to the separate accounts. The prospectuses for GIAC's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a fund whose only shareholders are certain tax exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid this excise tax, the Funds intends to qualify for this exemption or to make its distributions in accordance with the calendar year.

Options, forward contracts, futures contracts and foreign currency transactions entered into by the Funds will be subject to special tax rules. These rules may accelerate income to the Funds, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of Fund distributions.

Foreign Investments. Each of the Funds is authorized to invest in foreign securities and may be required to pay withholding income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment return of any Fund that invests in foreign securities or currencies is reduced by these foreign taxes. The owners of GIAC variable annuities and life insurance products investing in the Funds effectively bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Since the sole shareholder of the Funds will be separate accounts of GIAC, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the GIAC contracts, see the Prospectus for such contract.

The discussion of "Taxes" in the Prospectuses, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and U.S. Treasury Regulations currently in effect as interpreted by U.S. Courts and the Internal Revenue Service. These interpretations can change at any time. The above discussion covers only U.S. federal income tax considerations with respect to the Funds. No attempt has been made to describe any U.S. state, local or other tax consequences.

PERFORMANCE DATA
Each Fund may state its cumulative total return and average annual total return in advertisements, sales materials and communications with existing or prospective owners of variable contracts. "Cumulative total returns" and "average annual total returns" measure both net investment income and realized and unrealized appreciation or depreciation for a specified period, assuming reinvestment of capital gains distributions and income dividends. Average annual total returns are annualized, so they show the average annual percentage change over the specified period. Cumulative total returns are not annualized, so they show the aggregate percentage or dollar value change over the specified period. There are no performance results for the Funds as of the date of this SAI.

The Funds use the following standardized formula prescribed by the SEC to compute average annual total return.

                    P(1 + T(n)) = ERV
Where:   P      =   a hypothetical initial purchase order of $1,000 (No sales
                    load is deducted as Fund shares are sold at net asset value
         T      =   average annual total return
         n      =   number of years
         ERV    =   ending redeemable value of the hypothetical $1,000 purchase at the end of the period

STATEMENT OF ADDITIONAL INFORMATION                                        B-19

Total return is calculated in a similar manner, except the results are not annualized.

The Funds may also compare their performance to that of other mutual funds with similar investment objectives or programs and may quote information from financial and industry or general interest publications in its promotional materials. Additionally, the Funds' promotional materials may contain references to types and characteristics of certain securities; features of its portfolio; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed.

As noted in the Prospectus, each Fund may compare its performance to certain indices, similar mutual funds and other investment vehicles. Additionally, a Fund may quote information from industry and financial publications in its promotional materials. In particular:

(1) the Large Cap Value Fund may compare its performance to that of the Russell 1000 Value Index; and

(2) the Small Cap Value Fund may compare its performance to that of the Russell 2000 Value Index.

Performance calculations contained in reports by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, The WM Company, Variable Annuity & Research Data Service or industry or financial publications of general interest such as Business Week, Financial World, Forbes, Financial Times, The Wall Street Journal, The New York Times, Barron's and Money which may be quoted by the Fund are often based upon changes in net asset value with all dividends reinvested and may not reflect the imposition of charges deducted under the terms of specific variable contracts.

The Funds' performance figures are based upon historical results and do not represent future performance. Returns on net asset value will fluctuate. Factors affecting the Fund performance include general market conditions, operating expenses and investment management. Shares of the Fund are redeemable on behalf of contractowners at net asset value, which may be more or less than original cost.

CALCULATION OF NET ASSET VALUE
The Funds' net asset value per share is determined as of the earlier of 4:00 p.m. Eastern time or the close of regular trading on the New York Stock Exchange ("NYSE") on each day on which the NYSE is open for business. The net asset value per share is calculated by adding the value of all securities, cash or other assets, subtracting liabilities, dividing the remainder by the number of shares outstanding and adjusting the results to the nearest full cent per share.

The calculation of the Funds' net asset values may not occur contemporaneously with the determination of the value of any foreign securities included in such calculation because trading on foreign exchanges may not take place every day the NYSE is open and the NYSE may be closed when foreign exchanges are open for business.

SECURITIES VALUATIONS. Securities which are listed or traded on any U.S. or foreign securities exchange or on the NASDAQ National Market System are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Where a security is traded on more than one exchange, the security is valued on the exchange on which it is principally traded unless it was not traded on that exchange on the date in question. In such cases, the last sale price of the security on other exchanges shall be used. Securities traded both on an exchange and in the over-the-counter markets will be valued according to the broadest and most representative market. Investments in U.S. government securities (other than short-term securities) are valued at the quoted bid price in the over-the-counter market. Certain debt securities may be valued each business day by an independent pricing service ("Service"). Debt securities for which quoted bid prices, in the judgment of the Service, are readily available and are representative of the bid side of the market are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices for securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities or other assets for which market quotations are not readily available or which, in the judgment of the investment adviser, cannot be valued using the methodologies in the Funds' Valuation Procedures, will be priced at fair value under procedures adopted by the Board. The Funds' Fair Value Pricing Procedures provide for these securities to be valued under the direction of a Valuation Committee of the Board established by the full Board for this purpose. The Valuation Committee will receive a valuation recommendation and information about any security requiring fair value pricing from the investment adviser. Various factors and circumstances may dictate or influence the methodology for valuing securities. Examples of securities that may be priced under the Funds' Fair Value Pricing Procedures include, among other things, securities that are illiquid, do not trade or do not trade regularly, securities whose primary trading market is temporarily unavailable, securities whose primary pricing source is unwilling or unable to provide prices, securities whose trading is restricted and foreign securities subject to a "significant event." A "significant event" is an event that will affect the value of a portfolio security that occurs after the close of trading in the security's primary trading market or exchange but before the Fund's NAV is calculated. Records



B-20                                  THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

will be kept of all instances of fair value pricing, and all fair value determinations made by the Valuation Committee will be presented to the full Board for ratification at its next regular meeting.

CAPITAL STOCK
The Company, which was formerly known as "The Guardian Stock Fund, Inc.," is a Maryland corporation which commenced operations in April 1983. The Company has authorized capital stock of 1,000,000,000 shares of $0.001 par value. The Company currently has authorized its shares in two classes, of which Seven Hundred Million (700,000,000) shares are designated as Class I shares attributable to the Funds and One Hundred Million (100,000,000) shares are designated as Class II shares of the Stock Fund. Two Hundred Million (200,000,000) shares are unclassified. Unissued shares may be redesignated by the Company's Board of Directors. Class I shares of each of the Funds are offered through variable annuity contracts and variable life policies issued by GIAC, and Class II shares are offered through variable annuity contracts and variable life insurance policies issued by other insurance companies. Each class of shares is invested in a common portfolio, but has a separate expense structure. The Company currently has four series funds. The Board of Directors may authorize additional classes and series of shares in the future.

Through their respective separate accounts, GIAC and other participating insurance companies are the Company's only shareholders of record other than Guardian Life, as described above. Nevertheless, when a shareholders' meeting occurs, each insurance company solicits and accepts voting instructions from its contractowners who have allocated or transferred monies for an investment in a Fund as of the record date for the meeting. Each insurance company then votes the Fund's shares that are attributable to its contractowners' interests in a Fund in accordance with their instructions. Shares for which no instructions are received will be voted in the same proportion as shares for which instructions have been received. Each participating insurance company will vote any shares that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

Each share of the Company is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the directors. All classes of a Fund's shares are voted together as one class, unless a matter affects only the shareholders of a particular Fund or class. In those cases only the shareholders of the affected Fund or class will be eligible to vote on the matter.

The Company is not required to hold annual shareholder meetings, but special meetings may be called to elect or remove directors, change fundamental policies or approve an investment advisory agreement, among other things.

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company ("State Street Bank"), Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the Company's assets. Portfolio securities purchased for the Funds outside of the U.S. are cleared through foreign depositories and are maintained in the custody of foreign banks and trust companies which are members of State Street Bank's Global Custody Network. State Street Bank is responsible for safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments.

State Street Bank is also the Company's transfer agent and dividend paying agent. As such, State Street Bank issues and redeems shares of the Funds and distributes dividends to the separate accounts which invest in a Fund's shares on behalf of variable contractowners.

State Street Bank plays no part in formulating the investment policies of the Funds or in determining which portfolio securities are to be purchased or sold by the Funds.

LEGAL OPINIONS
The legality of the shares described in the Prospectus has been passed upon by Richard T. Potter, Jr., Esq., Vice President and Equity Counsel, The Guardian Life Insurance Company of America, who is also Counsel to the Company.

INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

The independent auditors of the Company are Ernst & Young LLP, 5 Times Square, New York, New York 10036.


STATEMENT OF ADDITIONAL INFORMATION

APPENDIX

DESCRIPTIONS OF TYPES OF DEBT OBLIGATIONS

U.S. Government Agency and Instrumentality Securities: U.S. government agency securities are debt obligations issued by agencies or authorities controlled by and acting as instrumentalities of the U.S. government established under authority granted by Congress. U.S. government agency obligations include, but are not limited to, those issued by the Bank for Co-operatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. U.S. government instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others, by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. No assurance can be given that the U.S. government will provide financial support to such U.S. government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law.

U.S. Treasury Securities: U.S. Treasury securities consist of Treasury Bills, Treasury Notes and Treasury Bonds. These securities are each backed by the full faith and credit of the U.S. government and differ in their interest rates, maturities, and dates of issuance. U.S. Treasury Bills are issued with maturities of up to one year. U.S. Treasury Notes may be issued with an original maturity of not less than one year and not more than 10 years. U.S. Treasury Bonds may be issued with any maturity, but generally have original maturities of over 10 years.

Certificates of Deposit: Certificates of deposit are negotiable receipts issued by a bank or savings and loan association in exchange for the deposit of funds. A certificate of deposit earns a specified rate of return over a definite period of time. Normally a certificate can be traded in a secondary market prior to maturity. Eurodollar certificates of deposit are U.S. dollar-denominated deposits in banks outside the U.S. The bank may be a foreign branch of a U.S. bank. Eurodollar deposits in foreign branches of U.S. banks are the legal equivalent of domestic deposits, but are not covered by FDIC insurance. Yankee certificates of deposit are U.S. dollar-denominated deposits issued and payable by U.S. branches of foreign banks. Commercial Paper: Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large, well-known corporations and finance companies. Maturities on commercial paper range from a few days to nine months. Commercial paper is also sold on a discount basis.

Bankers Acceptances: Bankers acceptances generally arise from short-term credit arrangements designed to enable businesses to obtain funds in order to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Repurchase Agreements: Repurchase agreements are instruments by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a domestic bank or broker-dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Fund to invest temporarily available cash and earn a return that is insulated from market fluctuations during the term of the agreement. The risk to a Fund is limited to the risk that the seller will be unable to pay the agreed upon sum upon the delivery date. Repurchase agreements are collateralized by cash or the securities purchased in connection with the agreement. In the event a selling party to an agreement is unable to repurchase the securities pursuant to that agreement, a Fund will liquidate the collateral held and thus recover the proceeds loaned under the agreement. The loss to a Fund will be the difference between the proceeds from the sale and the repurchase price. Investments in repurchase agreements will be limited to transactions with financial institutions believed by the Board of Directors of the Company to present minimal credit risks.

Corporate Obligations: Such instruments include bonds and notes issued by U.S. and foreign corporations in order to finance longer term credit needs.

DESCRIPTION OF LONG TERM DEBT RATINGS
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Aaa. Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



B-22                                 THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

Aa. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the "Aaa" securities.

A. Bonds which are rated "A" possess many favorable investment attributes and are considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa. Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP ("STANDARD & POOR'S")

AAA. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated "AA" has a very strong capacity to pay interest and repay principal, and differs from the highest rated issues only in small degree.

A. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Obligations rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations are likely to have some quality and protective characteristics, nevertheless, these may be outweighed by uncertainties or major exposure to adverse conditions.

BB. Debt rated "BB" is regarded as less vulnerable to nonpayment than other speculative issues. The obligor faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet its financial commitments on the debt.

B. Debt rated "B" is regarded as more vulnerable to nonpayment than debt rated "BB", but the obligor currently has the capacity to meet its obligations on the debt. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the debt.

CCC. Debt rated "CCC" is regarded as currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order for the obligor to meet its financial obligations on the debt.

STATEMENT OF ADDITIONAL INFORMATION                                   B-23

In the event of adverse business, financial or economic conditions, the obligor is unlikely to be able to meet its financial commitments on the debt.

CC. Debt rated "CC" is regarded as currently vulnerable to nonpayment.

C. Debt rated "C" may represent an obligation in which a bankruptcy petition has already been filed or other similar actions taken, but in which payments on the obligation are still be made.

D. Debt rated "D" is in payment default.

Note: Standard & Poor's ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major categories.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S

P-1 (Prime-1). Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 (Prime-2). Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S

A-1. Issues in the A-1 category, which is the highest category, have a very strong degree of safety regarding timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2. Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

DUFF & PHELPS, INC.

Duff 1+ Issues rated Duff 1+ have the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Issues rated Duff 1 have very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- Issues rated Duff 1-- have high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2 Issues rated Duff 2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH INVESTORS SERVICES, INC.

F-1+ Issues rated F-1+ have exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Issues rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+". F-2 Issues rated F-2 have good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

STANDARD & POOR'S

SP-1. The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2. The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.



B-24                                  THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

USING THE RATINGS

Ratings represent each rating organization's opinion as to the quality of the securities that they undertake to rate. It should be emphasized that ratings are relative and subjective, and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices or yields. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced. The investment adviser will consider such an event in determining whether a Fund should continue to hold the security. Although ratings may be an initial criterion for selection of portfolio investments, the investment adviser also performs its own credit analysis with respect to the securities it purchases and holds for a Fund.

STATEMENT OF ADDITIONAL INFORMATION                                        B-25

                   THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

                            PART C. OTHER INFORMATION

Item 23. Exhibits
         Number           Description
         --------         -----------

           (a)(i)     --  Form of Amendment and Restatement of Articles of
                          Incorporation(3)

           (a)(ii)    --  Articles Supplementary and Articles of Amendment(6)

           (a)(iii)   --  Articles Supplementary and Articles of Amendment*

           (b)        --  By-Laws(3)

           (c)        --  Not Applicable

           (d)(i)     --  Investment Advisory Agreement(3)

           (d)(ii)    --  Investment Advisory Agreement for 3 series funds(6)

           (d)(iii)   --  Investment Subadvisory Agreement between Guardian
                          Investor Services Corporation and UBS Global
                          Asset Management (Americas) Inc.*

           (e)(i)     --  Selected Dealers Agreement(1)

           (e)(ii)    --  Distribution Agreement(1)

           (e)(iii)   --  Rule 18f-3 Plan(5)

           (f)        --  Not Applicable

           (g)(i)     --  Custodian Agreement and Amendment to Custodian
                          Agreement(3)

           (h)(i)     --  Transfer Agency Agreement(3)

           (i)        --  Opinion and Consent of Counsel(4)

           (j)(i)     --  Consent of Counsel*

           (j)(ii)    --  Not Applicable

           (k)        --  Not Applicable


           (l)        --  Letter from The Guardian Insurance & Annuity Company,
                          Inc. with respect to providing the initial capital for the Registrant(1)


           (m)(i)     --  Distribution Plan Pursuant to Rule 12b-1 under the
                          Investment Company Act of 1940 for Class II shares(6)


           (m)(ii)    --  Distribution Agreement for Class II shares(6)

           (o)        --  Not Applicable

           (p)(i)     --  Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of the Fund(5)

           (p)(ii)    --  Code of Ethics(6)

           (p)(iii)   --  Code of Ethics of UBS Global Asset Management
                          (Americas) Inc.*


----------
(1) Incorporated by reference to Registrant's filing (Reg. No. 2-81149) of March 29, 1983.
(2) Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81149), filed via EDGAR on April 23, 1997.
(3) Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81149), filed via EDGAR on February 27, 1998.
(4) Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81149), filed via EDGAR on April 27, 1998.
(5) Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's registration statement on Form N-1A (Reg. No. 2-81149), filed via EDGAR on April 30, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's registration statement on Form N1-A (Reg. No. 2-81149), filed via EDGAR on April 25, 2000.

*     Filed herewith

Item 24. Persons Controlled by or Under Common Control with Registrant


      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life") as of March 21, 2003.


                                                                 Percentage of
                                     State of Incorporation    Voting Securities
              Name of Entity             or Organization             Owned
               ------------            ------------------        -------------
The Guardian Insurance &                    Delaware                 100%
 Annuity Company, Inc.
Berkshire Equity                          Massachusetts              100%
 Sales, Inc.
Berkshire Life Insurance                 Massachusetts               100%
 Agency, Inc.
Berkshire Life Insurance                    Ohio                     100%
 Agency of Ohio, Inc.
Guardian Trust Company,                 Fed. Savings Bank            100%
 FSB
Park Avenue Life                            Delaware                 100%
 Insurance Company
Guardian Trust Company                  Fed. Savings Bank            100%
 FSB
 Missouri, Inc.
Innovative Underwriters Services           New Jersey                100%
Dental Guard Preferred, Inc.               Washington                100%
Managed Dental Guard, Inc.                  Maryland                 100%
Corporate Financial Services, Inc.        Pennsylvania               100%
Fiduciary Insurance Company                 New York                 100%
Fiduciary Insurance Company                 New York                 100%
 of America
Private Healthcare                          Delaware                  25% (Class A)
 Systems, Inc.                                                     14.75% (Class B)
Managed Dental                             California                100%
 Care, Inc.
First Commonwealth, Inc.                    Delaware                 100%
Guardian Hanover Corporation                New York                 100%
Managed Dental Guard of Texas, Inc.          Texas                   100%
The Guardian Park Avenue Fund             Massachusetts            12.20%
The Guardian S&P 500 Index Fund           Massachusetts            52.85%
The Guardian Baillie Gifford              Massachusetts               33%
  International Fund
The Guardian Investment                   Massachusetts            30.42%
 Quality Bond Fund
Baillie Gifford                             Maryland               48.47%
 International Fund
Baillie Gifford Emerging                    Maryland               37.59%
 Markets Fund
The Guardian Tax-Exempt Fund              Massachusetts            87.97%
The Guardian Park Avenue
 Small Cap Fund                           Massachusetts            31.07%
The Guardian Baillie Gifford
 Emerging Markets Fund                    Massachusetts            63.85%
The Guardian Small Cap
 Stock Fund                                 Maryland               67.78%
The Guardian High Yield
 Bond Fund                                Massachusetts            86.43%
The Guardian VC Asset                       Maryland               56.52%
 Allocation Fund
The Guardian VC 500                         Maryland               84.36%
 Index Fund
The Guardian VC High Yield                  Maryland               77.52%
 Bond Fund


      The following list sets forth the persons directly controlled by affiliates of Guardian Life, and thereby indirectly controlled by Guardian Life, as of December 31, 2002:


                                                                          Approximate
                                                                     Percentage of Voting
                                                                         Securities Owned
                                            Place of Incorporation     by Guardian Life
              Name of Entity                    or Organization           Affiliates
               ------------                   -------------------       --------------
Guardian Investor Services                         Delaware                  100%
 LLC
Guardian Baillie Gifford Limited                   Scotland                   51%
The Guardian Cash Fund, Inc.                       Maryland                  100%
The Guardian Bond Fund, Inc.                       Maryland                  100%
The Guardian Variable Contract
 Funds, Inc.                                       Maryland                  100%
The Guardian Park Avenue Fund                   Massachussetts                 3%
GIAC Funds, Inc.                                   Maryland                  100%
Park Avenue Securities LLC                         Delaware                  100%
Family Service Life Insurance Co.                   Texas                    100%
Famlico, Inc.                                       Texas                    100%
Guardian Reinsurance Services Corp.              Connecticut                 100%
Sentinel American Life
 Insurance Co.                                      Texas                    100%
PAS Insurance Agency of Alabama, Inc.              Alabama                   100%
PAS Insurance Agency of Massachusetts, Inc.     Massachusetts                100%
PAS Insurance Agency of Hawaii, Inc.                Hawaii                   100%
First Commonwealth                                 Illinois                  100%
 Limited Health Services Corporation
First Commonwealth Limited                         Wisconsin                 100%
 Health Services Corporation
First Commonwealth of Illinois, Inc.               Illinois                  100%
First Commonwealth Reinsurance Company             Arizona                   100%
First Commonwealth of Missouri, Inc.               Missouri                  100%
First Commonwealth Limited Health                  Michigan                  100%
 Service Corporation of Michigan
Smileage Dental Services, Inc.                     Wisconsin                 100%
First Commonwealth Insurance Company               Illinois                  100%
First Commonwealth Health                          Illinois                  100%
 Services Corporation

Item 25. Indemnification


      Reference is made to Registrant's Amended and Restated Articles of Incorporation which have been filed as Exhibit (a) to Post-Effective Amendment No. 17 to the Registration Statement on February 27, 1998 and are incorporated herein by reference.

Item 26. Business and Other Connections of Investment Adviser


      Guardian Investor Services LLC ("GIS") acts as the sole investment adviser for The Guardian Variable Contract Funds, Inc., The Guardian Cash Fund, Inc., The Guardian Bond Fund, Inc., and ten of the twelve series funds comprising The Park Avenue Portfolio, namely: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian S&P 500 Index Fund, The Guardian Asset Allocation Fund, The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund, and one of the three series funds comprising GIAC Funds, Inc. namely The Guardian Small Cap Stock Fund. GIS is also the manager of Gabelli Capital Asset Fund. GIS' principal business address is 7 Hanover Square, New York, New York 10004. In addition, GIS is the distributor of The Park Avenue Portfolio and variable annuities and variable life insurance policies offered by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through its separate accounts. These separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K and The Guardian Separate Account M are all unit investment trusts registered under the Investment Company Act of 1940, as amended.

      A list of GIS' officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each company is 7 Hanover Square, New York, New York 10004.


                                                  Other Substantial Business,
           Name      Position(s) with GIS     Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------

Armand M. de Palo     Manager                 Executive Vice President and
                                              Chief Actuary; The Guardian Life
                                              Insurance Company of America.
                                              Director: The Guardian Insurance
                                              & Annuity Company, Inc.

----------

                                                  Other Substantial Business,
           Name      Position(s) with GIS     Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------

Bruce C. Long       Manager and President     Executive Vice President, Equity:
                                              The Guardian Life Insurance Company
                                              of America, since March 2001; prior
                                              thereto, Senior Vice President, Equity.

Dennis J. Manning    Manager                  President & Chief Executive Officer, The Guardian
                                              Life Insurance Company of America since 1/03;
                                              President & Chief Operating Officer, 1/02 to 12/02;
                                              Executive Vice President & Chief Operating Officer,
                                              1/01 to 12/01; Executive Vice President, Individual
                                              Markets & Group Pensions, 1/99 to 12/00; Senior Vice
                                              President, Individual Markets & Group Pensions, 6/98
                                              to 12/98; Senior Vice President, Chief Marketing
                                              Officer prior thereto. Director of The Guardian
                                              Insurance & Annuity Company, Inc. since 3/01.



----------
*     Principal business address: 1 Rutland Court, Edinburgh EH3 8EY, Scotland.

                                                  Other Substantial Business,
           Name      Position(s) with GIS     Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------

Frank L. Pepe        Senior Vice President    Vice President and Equity
                     & Controller             Controller:  The Guardian Life
                                              Insurance Company of America.
                                              Vice President and Controller: The
                                              Guardian Insurance & Annuity
                                              Company, Inc. Officer of various
                                              Guardian-sponsored mutual funds.

Richard T. Potter,   Vice President and       Vice President and Equity Counsel:
Jr.                  Counsel                  The Guardian Life Insurance
                                              Company of America. Vice President
                                              and Counsel: The Guardian
                                              Insurance & Annuity Company, Inc.
                                              and various Guardian-sponsored
                                              mutual funds.

Thomas G. Sorell     Senior Managing          Senior Managing Director, Invest-
                     Director                 ments, The Guardian Life Insurance
                                              Company of America, since March 2000;
                                              Vice President prior thereto. Senior
                                              Managing Director, The Guardian
                                              Insurance & Annuity Company, Inc.

Donald P. Sullivan,  Vice President           Vice President: The Guardian Life
Jr.                                           Insurance Company of America. Vice
                                              President: The Guardian Insurance
                                              & Annuity Company, Inc.

Ann T. Kearney       Second Vice              Second Vice President: Group
                     President                Pensions: The Guardian Life
                                              Insurance Company of America.
                                              Second Vice President: The
                                              Guardian Insurance & Annuity
                                              Company, Inc.


Peggy L. Coppola     Vice President           Vice President, Equity Sales:
                                              The Guardian Life Insurance
                                              Company of America, since
                                              March 2002; Second Vice
                                              President, Equity Sales, prior
                                              thereto. Vice President,
                                              The Guardian Insurance & Annuity
                                              Company, Inc.

Earl C. Harry        Treasurer                Treasurer: The Guardian Life
                                              Insurance Company of America.
                                              Treasurer: The Guardian Insurance
                                              & Annuity Company, Inc. and Park
                                              Avenue Securities LLC.

                                                  Other Substantial Business,
           Name      Position(s) with GIS     Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------
Joseph A. Caruso     Manager, Senior Vice     Senior Vice President and Secretary:
                     President and            The Guardian Life Insurance Company
                     Secretary                of America, since 1/01; Vice
                                              President and Secretary prior
                                              thereto. Director, Senior Vice
                                              President and Secretary: The Guardian
                                              Insurance & Annuity Company, Inc.
                                              and Park Avenue Securities LLC.
                                              Senior Vice President and Secretary,
                                              various Guardian-sponsored mutual
                                              funds.


UBS Global Asset Management (Americas) Inc.
UBS Global Asset Management (Americas) Inc. provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of September 30, 2002 had approximately $385.2 billion in assets under management. It presently provides investment advisory services to three other investment companies.


For information as to any other business, vocation or employment of a substantial nature in which the Registrant's investment advisor and each officer of the Registrant's investment advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, reference is made to the Form ADV (File #801-34910) filed by it under the Investment Advisers Act of 1940, as amended.

Item 27. Principal Underwriters

      (a) GIS is the principal underwriter and distributor of the twelve series funds comprising The Park Avenue Portfolio, namely: The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Fund, The Guardian High Yield Bond Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian UBS Small Cap Value Fund and The Guardian UBS Large Cap Value Fund. In addition, GISC is the distributor of variable annuities and variable life insurance policies offered by GIAC through GIAC's separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, and The Guardian Separate Account M, which are all registered as unit investment trusts under the Investment Company Act of 1940, as amended. These latter separate accounts buy and sell shares of The Guardian Variable Contract Funds, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc. and GIAC Funds, Inc. on behalf of GIAC's variable contractowners.

      (b) The principal business address of the officers and managers of GIS listed below is 7 Hanover Square, New York, New York 10004.


                                 Position(s)                       Position(s)
       Name                   with Underwriter                   with Registrant
       -----                   ---------------                    -------------
Gary B. Lenderink           Manager                                None
Bruce C. Long               President & Manager                    None

Armand M. de Palo           Manager                                None
Joseph D. Sargent           Manager                                Director

Frank L. Pepe               Senior Vice President & Controller     Controller


Richard T. Potter, Jr.      Vice President and Counsel              Vice President
                                                                       and Counsel

Donald P. Sullivan, Jr.     Vice President                          Vice President

Ann T. Kearney              Second Vice President                   Controller

Peggy L. Coppola            Vice President                          None
Earl Harry                  Treasurer                               None
Joseph A. Caruso            Manager, Senior Vice President and      Senior Vice President
                            Secretary                                  and Secretary


      (c) Not Applicable.

Item 28. Location of Accounts and Records

      Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the custodian and the transfer agent for the Registrant, the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. The Registrant's corporate records are maintained by the Registrant at 7 Hanover Square, New York, New York 10004.

Item 29. Management Services

      None.

Item 30. Undertakings

      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Variable Contract Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 27th day of January, 2003.

                               THE GUARDIAN VARIABLE CONTRACT FUNDS, INC.

                               By: /s/ Thomas G. Sorell
                                   -----------------------------------
                                      THOMAS G. SORELL
                                      PRESIDENT

                 Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURES                                       TITLE                     DATE
            ----------                                       -----                     ----


      /s/ Thomas G. Sorell                  President
---------------------------------------     (Principal Executive Officer)
        (THOMAS G. SORELL)

   /s/ FRANK L. PEPE                         Controller
---------------------------------------     (Principal Financial and Accounting Officer)
         (FRANK L. PEPE)

       FRANK J. FABOZZI*                    Director
---------------------------------------
        (FRANK J. FABOZZI)

      ARTHUR V. FERRARA*                    Director
---------------------------------------
        (ARTHUR V. FERRARA)

       LEO R. FUTIA*                        Director
---------------------------------------
        (LEO R. FUTIA)

    WILLIAM W. HEWITT, JR.*                 Director
---------------------------------------
   (WILLIAM W. HEWITT, JR.)

     SIDNEY I. LIRTZMAN*                    Director
---------------------------------------
        (SIDNEY I. LIRTZMAN)

   /S/ DENNIS J. MANNING                    Director
---------------------------------------
        (DENNIS J. MANNING)

      CARL W. SCHAFER*                      Director
---------------------------------------
        (CARL W. SCHAFER)

      ROBERT G. SMITH*                      Director
---------------------------------------
        (ROBERT G. SMITH)


*By: /s/ Frank L. Pepe                                                          Date: January 27, 2003
     ____________________________________
             FRANK L. PEPE

        Pursuant to a Power of Attorney

                                  Exhibit Index

(a)(iii)  Articles Supplementary and Articles of Amendment

(d)(iii) Investment Subadvisory Agreement between Guardian Investor Services Corporation and UBS Global Asset Management (Americas) Inc

(j)(i)    Consent of Counsel




(p)(iii)  Code of Ethics of UBS Global Asset Management (Americas) Inc.